UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01745

                                 WPG TUDOR FUND
               (Exact name of registrant as specified in charter)

                               One New York Plaza
                                   31st Floor
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)

                                 Joseph Reardon
                         Weiss, Peck & Greer Investments
                               One New York Plaza
                                   31st Floor
                               NEW YORK, NY 10004
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-908-9882

                   Date of fiscal year end: DECEMBER 31, 2003

                   Date of reporting period: JUNE 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 350.

ITEM 1 -- REPORT TO SHAREHOLDERS



                              WEISS, PECK & GREER

                                  INVESTMENTS

                            MEMBER OF % ROBECO GROUP

                          INTERNATIONAL ASSET MANAGERS


                            M U T U A L    F U N D S


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                 WPG TUDOR FUND
                           WPG LARGE CAP GROWTH FUND
                          WPG QUANTITATIVE EQUITY FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND



                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

        Major Portfolio Changes - Equity Funds . . . . . . . . . . . . . . . . 1
        Average Annual Total Returns . . . . . . . . . . . . . . . . . . . . . 2
        Ten Largest Holdings . . . . . . . . . . . . . . . . . . . . . . . . . 4
        Schedules of Investments: WPG Tudor Fund . . . . . . . . . . . . . . . 6
                WPG Large Cap Growth Fund . . . . . . . . . . . . . . . . . .  8
                WPG Quantitative Equity Fund . . . . . . . . . . . . . . . .  10
                WPG Core Bond Fund. . . . . . . . . . . . . . . . . . . . . . 12
                WPG Intermediate Municipal Bond Fund . . . . . . . . . . . .  15
                WPG Government Money Market Fund . . . . . . . . . . . . . .  18
                WPG Tax Free Money Market Fund . . . . . . . . . . . . . . .  18
        Statements of Assets and Liabilities . . . . . . . . . . . . . . . .  24
        Statements of Operations . . . . . . . . . . . . . . . . . . . . . .  26
        Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . 28
        Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . 30
        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .  37
        Information on Trustees . . . . . . . . . . . . . . . . . . . . . . . 40

CONSERVATIVE                   AGGRESSIVE

  TUDOR
  OBJECTIVE: Capital appreciation.

  LARGE CAP GROWTH
  OBJECTIVE: Long-term growth of capital.

  QUANTITATIVE EQUITY
  OBJECTIVE: Seeks to provide investment results that exceed the S & P 500.

  INTERMEDIATE MUNICIPAL BOND
  OBJECTIVE: High current income consistent with relative stability of principal. Exempt from Federal Income Tax.

  CORE BOND
  OBJECTIVE: High current income consistent with capital preservation.

* TAX FREE MONEY MARKET
  OBJECTIVE: Maximize current income with preservation of capital and liquidity.
             Exempt from Federal Income Tax.

* GOVERNMENT MONEY MARKET
  OBJECTIVE: Maximize current income with preservation of capital and liquidity.

* Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

WEISS, PECK & GREER MUTUAL FUNDS

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - SIX MONTHS ENDED JUNE 30, 2004 -
                                                                     (UNAUDITED)

TUDOR FUND

  ADDITIONS
  ---------
  Centerpoint Properties Trust
  Conseco Inc.
  Expressjet Holdings Inc.
  K-Swiss Inc. Cl A
  Macatawa Bank Corp.
  Masonite International Corp.
  Neoware Systems Inc.
  Odyssey Healthcare Inc.
  Steiner Leisure Ltd.
  Tsakos Energy Navigation Ltd.

  DELETIONS
  ---------
  Alloy Online, Inc.
  Catellus Development Corp.
  Encore Acquisition Company
  Integrated Alarm Services
  Kroll Inc.
  McDermott International Inc.
  National Commerce Financial Corp.
  Providence Service Corp.
  Sinclair Broadcasting Group Inc.
  Teekay Shipping Marshall Island

QUANTITATIVE EQUITY FUND

  ADDITIONS
  ---------
  Amerisource-Bergen Corp.
  Archer-Daniels Midland Co.
  Centerpoint Energy Inc.
  Freddie Mac
  Kimberly-Clark Corp.
  Merck & Co. Inc.
  Norfolk Southern Corp.
  The Boeing Co.
  Washington Mutual, Inc.
  Wells Fargo & Co.

  DELETIONS
  ---------
  Coca-Cola Company
  Gillette Company
  Glaxosmithkline Plc-ADR
  MBNA Corp.
  Merrill Lynch & Co., Inc.
  Sprint Corp.
  Standard & Poor's Depositary Receipts
  United Parcel Service-Cl B
  United Technologies Corp.
  US Bancorp

LARGE CAP GROWTH FUND

  ADDITIONS
  ---------
  Charles River Laboratories Holding
  EON Labs Inc.
  Forest Laboratories, Inc.
  Harris Corp.
  Invitrogen Corporation
  J. C. Penney Company, Inc.
  Merck & Co., Inc.
  Motorola, Inc.
  Radioshack Corp.
  Stryker Corp.

  DELETIONS
  ---------
  Amgen, Inc.
  Carnival Corp.
  Coca-Cola Company
  Countrywide Financial Corp.
  Genentech, Inc.
  General Electric Co.
  Guidant Corp.
  Univision Communications Inc.
  Watson Pharmaceuticals
  Zimmer Holdings, Inc.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2004 -
                                                                     (UNAUDITED)

TUDOR

                                    SIX        ONE         FIVE         TEN
                                    MONTHS     YEAR        YEARS*       YEARS*
                                    ------     ----        ------       ------
TUDOR                                8.26%    35.66%       6.17%        9.05%

Russell 2000 Growth Index            5.68%    31.55%      -0.45%        7.15%
Russell 2000 Value Index             7.83%    35.17%      12.82%       13.91%

For the first six months of the year, the Tudor Fund returned 8.3%, compared to our benchmark return of 7.8%. The small cap value sector continued to be a market leader throughout much of the first half of the year. We were able to modestly outperform our benchmark despite a somewhat defensive investment posture. We remain concerned about many consumer related areas including retail, automotive and home-building sectors and have an underweight exposure to those sectors. The market over the past several months has been very penal towards companies who have announced earnings disappointments. In many instances we believe this has been caused by near-term events while the long-term fundamentals remain promising. We believe there are more attractive opportunities in the small cap value sector today than at any point over the past year and a half. This has created great opportunity for us to selectively add positions to the Fund at attractive entry points. We believe the Fund is currently well positioned.


LARGE CAP GROWTH
                                    SIX        ONE         FIVE       TEN
                                    MONTHS     YEAR       YEARS*     YEARS*
                                    ------     ----       ------     ------
LARGE CAP GROWTH                    0.95%     17.40%      -3.05%      9.31%

Russell 1000 Growth Index           2.74%     17.88%      -6.48%     10.12%

The Russell 1000 Growth Index returned 29.8% in 2003. This year, the market has done little, torn between the upward push of continually improving earnings estimates and the downward pull of the fear of the negative effects higher interest rates will have on price earnings multiples. Other factors - higher energy prices, fear of inflation and little improvement in the equity risk premium - have not helped. As a result, the Russell 1000 Growth Index ended the first half of 2004 up 2.7%.

After slight outperformance during the first quarter, the fund trailed significantly during the second quarter and resulted in an underperformance of 1.8% for the first half. Despite the continued strong predictive power of the WPG Large Cap Growth Equity model and an effective risk strategy, stock selection decisions by the portfolio management team led to underperformance through the first half of 2004. Predictive power came from both valuation and earning momentum/growth factors. CASHFLOW TO PRICE, BOOK TO PRICE, and DOWNWARD REVISIONS made strong contributions during the first half, while FORECAST EARNING MOMENTUM and SHARE BUYBACK factors hurt performance.

QUANTITATIVE EQUITY
                                   SIX          ONE        FIVE       TEN
                                   MONTHS      YEAR       YEARS*      YEARS*
                                   ------      ----       ------      ------
QUANTITATIVE EQUITY                2.83%      18.24%      -2.25%      10.10%

S&P 500 Index                      3.44%      19.10%      -2.21%       11.83%

After a strong 2003, where the S&P 500 returned 28.7%, the market has done relatively little in 2004, torn between the upward push of continually improving earnings estimates and the downward pull of the fear of the negative effects higher interest rates will have on price earnings multiples. Other factors - higher energy prices, fear of inflation and little improvement in the equity risk premium - have not helped. As a result, the S&P 500 Index ended the first half of 2004 up 3.4%.

Following modest first quarter outperformance, the Fund underperformed significantly during the second quarter and ended the first half down 0.61% relative to the S&P 500 Index. The WPG Quantitative Equity model continued its strong predictive power, however the portfolio owned an unusually large number of so called " torpedo stocks" that led to the underperformance. Predictive power came from both valuation and earnings momentum factors. CASHFLOW TO PRICE and DOWNWARD REVISIONS made strong contributions during the first half, while RETURN ON EQUITY and UPWARD REVISION factors hurt performance.

        *Annualized.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED JUNE 30, 2004 - (UNAUDITED)

CORE BOND
                                        SIX        ONE      FIVE     TEN
                                        MONTHS     YEAR     YEARS*   YEARS*
                                        ------     ----     ------   ------
CORE BOND                               0.00%      0.38%    7.37%    6.79%

Lehman Aggregate Index                  0.16%      0.32%    6.95%    7.39%
Morningstar Intermediate Term Bond     -0.17%      0.19%    6.07%    6.55%

The Fund outperformed its Morningstar peers on average, but trailed its Lehman benchmark during the first half of 2004. The anticipation of tightening by the Federal Reserve caused the front end of the yield curve to sell off more dramatically than the long end. For much of the period, WPG had a modest curve flattening (i.e. 2 yr vs. 5 yr) strategy which added to performance. WPG also owned a 5% position in Treasury Inflation Protected Securities (TIPS). The performance of the TIPS securities were additive in the first quarter but detracted from performance in the second quarter as increased supply in the 10 and 20 year part of the curve weighed on performance. For the period, yield curve policy had a minimal impact on performance. Corporate spreads had a relatively uneventful first half of the year, widening 4 basis points on the Lehman Brothers U.S. Credit Index. Volatility, the new issue calendar, and secondary trading volume have decreased dramatically from prior years. The portfolio was modestly overweight corporates for much of the year which had a positive impact on performance in the first quarter but negative impact on performance in the second quarter. The combined impact on performance was a modest positive. Both agency debentures and mortgage backed securities (MBS) underperformed through the first four months of the year, but began a rally shortly after, that ended in mid June. Our underweight position in the mortgage sector through the end of March generated positive excess returns. Agency exposure modestly detracted from performance. In the AAA rated commercial mortgage backed securities (CMBS) sector, spreads widened in sympathy with widening swap spreads, particularly in the short and intermediate portions of the swaps curve. Both of these sectors had a minimal impact on performance.

INTERMEDIATE MUNICIPAL BOND
                                         SIX       ONE      FIVE     TEN
                                         MONTHS    YEAR     YEARS*   YEARS*
                                         ------    ----     ------   ------
INTERMEDIATE MUNI BOND                   -1.06%    -0.70%   5.09%    5.43%

Lehman Brothers 3-10 Year Municipal
  Bond Index                             -0.77%     0.44%   5.57%    5.84%
Lipper Intermediate Muni Fund Average    -1.00%     0.02%   4.92%    5.29%

The municipal bond market demonstrated weak absolute performance during the first half of 2004 due to improving economic conditions that pushed interest rates higher. Most of the negative returns occurred during the second quarter on the heels of improving labor numbers. In addition, the municipal market performed poorly relative to taxable alternatives, as municipals began the year at lofty relative valuations then fell to more normal levels.

California securities were in the news again and added volatility to the market. The State's General Obligations came under pressure early in the year over uncertainty on a voter referendum that was eventually passed and relieved the State's short term cash crunch. Soon after, the State successfully marketed the largest financing in the history of the market.

The Fund produced a return of -1.06 % during the first half of 2004 vs. a return of -1.00% for the Lipper Intermediate Fund Average. The Fund has avoided California GO's which have performed well in 2004; however, going forward this underweight to a volatile credit should benefit Fund holders. Going forward, the Fund will remain positioned in anticipation of a steadily less accommodative Federal Reserve. As always, credit monitoring will continue to be an integral part of our management process.

     Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $3.7 billion that have higher than average price-to-book ratios and higher than average forecasted growth values. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower than average price-to-book ratios and lower than average forecasted growth values. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $433 million. Lipper Analytical Services (Lipper) and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.


     *Annualized.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT JUNE 30, 2004* - (UNAUDITED)

                                           MARKET
                                            VALUE           PERCENT
TUDOR FUND                                 (000'S)          OF FUND
--------------------------------------------------------------------------------
IDT Corp ..............................    $2,106            3.4%
MDC Partners Inc. .....................     1,677            2.7%
Prime Medical Services Inc. ...........     1,612            2.6%
Conseco Inc. ..........................     1,604            2.6%
First Consulting Group ................     1,503            2.4%
Newpark Resources Inc .................     1,358            2.2%
Del Monte Foods Co ....................     1,090            1.8%
Watchguard Technologies Inc ...........     1,009            1.6%
K-Swiss Inc. Cl A .....................     1,000            1.6%
Bunge Limited .........................       970            1.6%
                                          -------           -----
                                          $13,929           22.5%
                                          =======           =====


                                           MARKET
                                            VALUE           PERCENT
LARGE CAP GROWTH FUND                      (000'S)          OF FUND
--------------------------------------------------------------------------------
Pfizer Inc. ...........................    $2,259            4.7%
Intel Corp. ...........................     2,103            4.3%
Dell Computer Corp ....................     1,630            3.4%
Anheuser-Busch Companies, Inc. ........     1,528            3.2%
Microsoft Corp. .......................     1,528            3.2%
Cisco Systems Inc. ....................     1,500            3.1%
Johnson & Johnson .....................     1,437            3.0%
Home Depot, Inc .......................     1,348            2.8%
Stryker Corp ..........................     1,282            2.6%
American International Group Inc. .....     1,269            2.6%
                                          -------           -----
                                          $15,884           32.9%
                                          =======           =====


                                         MARKET
                                          VALUE           PERCENT
QUANTITATIVE EQUITY FUND                 (000'S)          OF FUND
--------------------------------------------------------------------------------
Microsoft Corp. .......................      $677            4.3%
Exxon Mobil Corp. .....................       517            3.3%
Bank of America Corp. .................       446            2.8%
JP Morgan Chase & Co. .................       403            2.6%
General Electric Co. ..................       394            2.5%
Coca-Cola Enterprises .................       388            2.5%
Hewlett Packard Co. ...................       375            2.4%
Johnson & Johnson .....................       368            2.4%
Citigroup Inc .........................       349            2.2%
Verizon Communications ................       335            2.1%
                                           ------           -----
                                           $4,252           27.1%
                                           ======           =====

WEISS, PECK & GREER MUTUAL FUNDS

                                                                   MARKET
                                                                   VALUE      PERCENT
CORE BOND FUND                                                    (000'S)     OF FUND
-------------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note Due 7/1/04   $ 36,928      23.4%
U.S. Treasury Note 2.250% Due 2/15/07 ........................     13,320       8.4%
Federal National Mortgage Association 2.250% Due 2/15/07** ...     11,109       7.0%
Federal National Mortgage Association 5.500% Due 7/1/19** ....     10,383       6.6%
Federal National Mortgage Association 5.000% Due 7/1/34** ....      8,039       5.1%
U.S. Treasury Note 1.875% Due 1/31/06 ........................      7,864       5.0%
Federal National Mortgage Association 4.500% Due 7/1/19** ....      7,625       4.8%
U.S. Treasury Note 3.875% Due 5/15/09 ........................      6,768       4.3%
U.S. Treasury Bond 5.375% Due 2/15/31 ........................      6,076       3.8%
U.S. Treasury Note 2.375% Due 8/15/06 ........................      5,879       3.7%
                                                                 --------     ------
                                                                 $113,991      72.1%
                                                                 ========     ======
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Chicago O'Hare International Airport Revenue Refunding -
  2nd Lien Series C (MBIA Insured) 5.75% Due 1/1/09 ...................   $1,101       6.1%
New York State Thruway Authority State Personal Income Tax
  Revenue Transportation Series A (AMBAC Insured) 5.50% Due 3/15/13 ...      901       5.0%
Oklahoma County Oklahoma Home Finance Authority Single Family Refunding
Subordinated Mortgage Revenue Series B 2.60% Due 7/1/12@ ..............      891       4.9%
Metropolitan Transportation Authority-New York City Transitional
  Triborough Bridge & Tunnel Authority Series A 5.63% Due 1/1/12 ......      828       4.6%
Louisiana State Office Facilities Corporate Lease Revenue
  Capital Complex Program (AMBAC Insured) 5.00% Due 5/1/12 ............      807       4.5%
New Orleans Public Improvement General Obligation (FSA Insured)
  7.20% Due 11/1/08 ...................................................      732       4.0%
Mobile Alabama Water & Sewer Commissioners Water & Sewer
  Revenue 5.25% Due 1/1/13 ............................................      725       4.0%
Rhode Island Housing & Mortgage Finance Corporation
  Multi-Family Housing Revenue Series A
  (AMBAC Insured) 5.70% Due 7/1/07 ....................................      701       3.9%
Snohomish County School District No. 006 5.70% Due 12/1/12 ............      677       3.7%
Illinois State Sales Tax Revenue 5.50% Due 1/1/13 .....................      660       3.6%
                                                                          ------     ------
                                                                          $8,023      44.3%
                                                                          ======     ======
--------------------------------------------------------------------------------------------


* The composition of the largest securities in each portfolio is subject to change.
** Mortgage pass-through securities.
@  Indicates yield-to-maturity at June 30, 2004.



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)

NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                      TUDOR
            COMMON STOCKS (97.3%)
            CAPITAL GOODS (17.8%)
            AEROSPACE/DEFENSE (0.9%)
  9,200     *Alliant Techsystems Inc. ..............................     $   583
                                                                         -------

            BIOTECHNOLOGY (0.9%)
149,800     *#Durect Corporation ...................................         523
                                                                         -------

            COMMUNICATION (4.4%)
116,800     *IDT Corp. .............................................       2,106
 90,500     *Remec Inc .............................................         572
                                                                         -------
                                                                           2,678
                                                                         -------

            COMPUTER SOFTWARE & SERVICES (2.6%)
 21,100     *Internet Security Systems .............................         324
139,770     *Watchguard Technologies Inc ...........................       1,009
 34,600     *Webmethods, Inc .......................................         296
                                                                         -------
                                                                           1,629
                                                                         -------

            CONSTRUCTION (2.2%)
  3,100     Chemed Corporation .....................................         150
  7,900     *EMCOR Group, Inc ......................................         347
 25,500     *Masonite International Corp. ..........................         659
  3,870     Rinker Group Ltd.-ADR ..................................         217
                                                                         -------
                                                                           1,373
                                                                         -------

            SEMICONDUCTORS (0.8%)
 64,600     *Pinnacle Systems Inc. .................................         462
                                                                         -------

            TECHNOLOGY (6.0%)
 45,900     *BISYS Group, Inc ......................................         645
 79,900     *Danka Business Systems- ADR ...........................         361
 32,400     *Infocus Corp. .........................................         275
  4,800     *Input/Output, Inc .....................................          40
  8,100     *Lipman ................................................         418
 33,189     *Mead Instruments Corp .................................         106
 78,900     *# Neoware Systems Inc .................................         653
 52,100     *Network Equipment Technologies Inc ....................         425
 51,400     *# PEC Solutions, Inc. .................................         613
 14,635     *Zilog Inc. ............................................         160
                                                                         -------
                                                                           3,696
                                                                         -------
                                                                          10,944
                                                                         -------

            CONSUMER (38.3%)
            BASIC MATERIALS (4.2%)
 29,800     Agrium, Inc ............................................         434
 66,500     *Hercules Inc. .........................................         811
 39,400     NN Inc. ................................................         501
 26,400     Schweitzer Manduit International, Inc ..................         809
                                                                         -------
                                                                           2,555
                                                                         -------




NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------


                               TUDOR (CONTINUED)

            BUSINESS SERVICES (7.3%)
 11,400     *Cornell Companies Inc. ................................     $   155
 18,200     *Dave & Buster's Inc. ..................................         342
272,339     *First Consulting Group ................................       1,503
 26,900     *FTI Consulting Inc ....................................         444
 25,780     *Marlin Business Services Inc ..........................         387
139,720     MDC Partners Inc. ......................................       1,677
                                                                         -------
                                                                           4,508
                                                                         -------

            CONSUMER CYCLICALS (3.1%)
 49,500     K-Swiss Inc. Cl A ......................................       1,000
 16,400     Reebok International, Ltd. .............................         590
 15,400     *Steven Madden Ltd .....................................         308
                                                                         -------
                                                                           1,898
                                                                         -------

            CONSUMER NON-CYCLICALS (3.1%)
 24,900     Bunge Limited ..........................................         970
 49,000     Tupperware Corp. .......................................         952
                                                                         -------
                                                                           1,922
                                                                         -------

            ENTERTAINMENT (4.6%)
116,100     *Mikohn Gaming Corp. ...................................         561
 64,400     *New Frontier Media, Inc. ..............................         549
 30,700     *Pinnacle Entertainment Inc ............................         387
 34,900     *Steiner Leisure Ltd ...................................         768
 44,600     World Wrestling Federation Entertainment, Inc. .........         569
                                                                         -------
                                                                           2,834
                                                                         -------

            FOOD (3.7%)
 11,400     *Chiquita Brands International .........................         238
107,300     *Del Monte Foods Co. ...................................       1,090
 20,960     Landry's Restaurants Inc. ..............................         626
 11,600     *Smithfield Foods, Inc .................................         341
                                                                         -------
                                                                           2,295
                                                                         -------

            HEALTH CARE SERVICES (9.8%)
 14,200     *Apria Healthcare Group, Inc. ..........................         408
 20,660     *Cantel Industries .....................................         445
 24,200     *DJ Orthopedics Inc ....................................         557
  7,800     *#ICU Medical Inc. .....................................         262
 26,200     *#Inverness Medical Innovations ........................         574
  6,600     *#Magellan Health Services Inc. ........................         221
 34,400     *#Odyssey Healthcare Inc ...............................         647
 40,100     *#Orthodontic Centers of America, Inc. .................         328
203,000     *Prime Medical Services Inc. ...........................       1,612
 28,000     *Priority Healthcare Corp.-B ...........................         643
 16,800     *#Vistacare Inc. Cl A ..................................         312
                                                                         -------
                                                                           6,009
                                                                         -------

            MEDICAL BIOTECHNOLOGY (0.8%)
 16,730     *NBTY Inc ..............................................         492
                                                                         -------


                       See notes to financial statements

Page 6





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)

NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)

            RETAIL (1.7%)
 10,400     *Big Lots Inc ..........................................     $   150
 14,900     *Pacific Sunwear of California .........................         292
 25,200     *Pantry Inc ............................................         549
  2,100     *Provide Commerce ......................................          41
                                                                         -------
                                                                           1,032
                                                                         -------
                                                                          23,545
                                                                         -------

            ENERGY (11.0%)
            ELECTRIC UTILITIES (1.3%)
 14,300     Great Plains Energy Inc. ...............................         425
 15,600     #Hawaiian Electric Industries ..........................         407
                                                                         -------
                                                                             832
                                                                         -------

            NATURAL GAS UTILITIES (3.3%)
 11,800     New Jersey Resources Corp. .............................         491
 32,300     *Southern Union Co. ....................................         681
114,510     *#Tidelands Oil & Gas Corp. ............................         229
  7,200     UGI Corp ...............................................         231
 15,600     Vectren Corporation ....................................         391
                                                                         -------
                                                                           2,023
                                                                         -------

            OIL & GAS EXPLORATION (3.3%)
 23,400     *Denbury Resources Inc. ................................         490
 16,600     *Energy Partners, Ltd. .................................         254
161,100     *Grey Wolf Inc. ........................................         683
 23,900     *Whiting Petroleum Corp. ...............................         601
                                                                         -------
                                                                           2,028
                                                                         -------

            OIL FIELD SERVICES (3.1%)
219,100     *Newpark Resources Inc .................................       1,358
  1,500     *Pioneer Drilling Co. ..................................          12
 17,100     Tidewater Inc. .........................................         510
                                                                         -------
                                                                           1,880
                                                                         -------
                                                                           6,763
                                                                         -------

            INTERMEDIATE GOODS & SERVICES (6.2%)
            TRANSPORTATION (6.2%)
 62,820     *Air Methods Corp. .....................................         544
 19,500     *Celadon Group .........................................         343
 61,900     *Expressjet Holdings Inc. ..............................         751
 70,080     OMI Corp. ..............................................         834
 21,400     *Quality Distribution, Inc. ............................         236
 17,850     *# Republic Airways Holdings ...........................         254
 55,600     *Stonepath .............................................         119
 21,600     Tsakos Energy Navigation Ltd. ..........................         734
                                                                         -------
                                                                           3,815
                                                                         -------




NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)


            INTEREST SENSITIVE (24.0%)
            BANKS (9.5%)
 50,862     Bank Mutual Corp .......................................     $   554
 18,300     *Bankunited Financial Corp. ............................         472
 13,450     Berkshire Hills Bancorp, Inc. ..........................         499
 52,800     Brookline Bancorp, Inc. ................................         775
 21,999     *#Commercial Capital Bancorp ...........................         382
 16,000     First Financial Bankshare Inc ..........................         671
 16,830     Firstmerit Corp ........................................         444
 32,200     Jefferson Bancshares Inc. ..............................         417
 26,855     Macatawa Bank Corp. ....................................         738
 23,600     PFF Bancorp Inc ........................................         879
                                                                         -------
                                                                           5,831
                                                                         -------

            FINANCE (1.1%)
 18,900     #Gladstone Capital Corp. ...............................         381
 20,500     Technology Investment Capital Corp. ....................         277
                                                                         -------
                                                                             658
                                                                         -------

            INSURANCE (6.7%)
 80,600     *Conseco Inc ...........................................       1,604
 21,300     First American Corporation .............................         551
 49,600     *NCRIC Group, Inc ......................................         492
 29,100     Nymagic, Inc. ..........................................         768
 44,100     *Penn Treaty American Corp .............................          89
 60,600     *Procentury Corp .......................................         590
                                                                         -------
                                                                           4,094
                                                                         -------

            REAL ESTATE (6.7%)
 19,600     BRE Properties Inc. Cl A ...............................         681
  9,030     Centerpoint Properties Trust ...........................         693
 17,100     Colonial Properties ....................................         659
 14,500     Corporate Office Properties ............................         360
 14,600     Federal Realty Investment Trust ........................         607
 18,700     Newcastle Investment Corp. .............................         560
 17,500     *Sunset Financial Resources ............................         179
 27,800     *# Sunterra Corporation ................................         350
                                                                         -------
                                                                           4,089
                                                                         -------
                                                                          14,672
                                                                         -------

            TOTAL COMMON STOCK
            (Cost $53,975) .........................................      59,739
                                                                         -------



                        See notes to financial statements


                                                                          Page 7



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT
(000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)

            REPURCHASE AGREEMENT (2.2%)
            (Cost $1,361)
$ 1,361     UBS Warburg LLC 1.220%
            Due 7/1/04 with proceeds at maturity of $1,361
            (collateralized by $981 United States Treasury
            Bond 8.750% Due 8/15/20 with value of $1,392) ..........     $ 1,361
                                                                         -------

            TOTAL INVESTMENTS (99.5%)
            (Cost $55,336) .........................................      61,100

            OTHER ASSETS IN EXCESS
            OF LIABILITIES (0.5%) ..................................         332
                                                                         -------

            TOTAL NET ASSETS (100.0%) ..............................     $61,432
                                                                         =======


* Non-income producing securities.
# Portion of security out on loan (See Note 3).







NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                LARGE CAP GROWTH

              COMMON STOCKS (99.7%)
              AEROSPACE/DEFENSE (0.9%)
  4,300       General Dynamics Corp ..............................       $   427
                                                                         -------

              BANKING/FINANCIAL (2.7%)
  4,700       Commerce Bancorp, Inc ..............................           259
  6,100       Independence Community Bank Corp. ..................           222
 32,200       MBNA Corp. .........................................           830
                                                                         -------
                                                                           1,311
                                                                         -------

              BASIC INDUSTRIES (1.6%)
 20,300       Monsanto Company ...................................           782
                                                                         -------

              BROADCASTING (2.1%)
 39,800       The Walt Disney Co. ................................         1,015
                                                                         -------

              BUSINESS SERVICES (2.4%)
 24,600       * Accenture Ltd. ...................................           676
 10,100       * Charles River Laboratories Holding ...............           494
                                                                         -------
                                                                           1,170
                                                                         -------

              CAPITAL GOODS (1.0%)
  6,600       Deere & Co .........................................           463
                                                                         -------

              CONGLOMERATES (0.8%)
 11,200       Tyco International Ltd. ............................           371
                                                                         -------

              CONSUMER CYCLICALS (5.6%)
  4,400       Black & Decker Corp. ...............................           273
 10,900       * Coach Inc ........................................           493
 38,300       Home Depot, Inc ....................................         1,348
 11,500       Wal Mart Stores, Inc. ..............................           607
                                                                         -------
                                                                           2,721
                                                                         -------

              CONSUMER NON-CYCLICALS (9.0%)
 12,300       Altria Group Inc ...................................           616
 28,300       Anheuser-Busch Companies, Inc. .....................         1,528
 16,200       Avon Products, Inc. ................................           748
 22,200       Gillette Co. .......................................           941
  9,800       Procter & Gamble Co ................................           534
                                                                         -------
                                                                           4,367
                                                                         -------

              ELECTRONICS (1.4%)
 76,200       * Sanmina-SCI Corp .................................           693
                                                                         -------



                       See notes to financial statements

Page 8



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)



NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                          LARGE CAP GROWTH (CONTINUED)

              ELECTRONICS-SEMICONDUCTORS (7.0%)
 76,200       Intel Corp. ........................................       $ 2,103
 17,700       * Micron Technology, Inc ...........................           271
 13,800       * National Semiconductor Corp. .....................           303
 30,700       Texas Instruments, Inc .............................           742
                                                                         -------
                                                                           3,419
                                                                         -------

              ENERGY (1.3%)
  4,400       * Newfield Exploration Co. .........................           245
 12,300       XTO Energy Inc. ....................................           366
                                                                         -------
                                                                             611
                                                                         -------

              FINANCE (6.9%)
 17,800       American International Group Inc ...................         1,269
 11,700       Capital One Financial Corp .........................           800
 12,600       Fannie Mae .........................................           899
  6,900       Morgan Stanley .....................................           364
                                                                         -------
                                                                           3,332
                                                                         -------

              FOOD (2.6%)
 30,100       McDonald's Corp. ...................................           783
 12,500       Yum! Brands Inc. ...................................           465
                                                                         -------
                                                                           1,248
                                                                         -------

              HEALTH CARE (21.4%)
 25,800       * Boston Scientific Corp ...........................         1,104
 12,950       * Coventry Corporation .............................           633
 21,900       * EON Labs Inc .....................................           896
 16,500       * Forest Laboratories, Inc .........................           934
  8,000       Glaxosmithkline Plc-ADR ............................           332
 13,500       * Invitrogen Corporation ...........................           972
 25,800       Johnson & Johnson ..................................         1,437
 10,800       Merck & Co., Inc. ..................................           513
 65,900       Pfizer Inc. ........................................         2,259
 23,300       Stryker Corp .......................................         1,282
                                                                         -------
                                                                          10,362
                                                                         -------

              MEDICAL PRODUCTS (1.8%)
 14,100       United Healthcare Corp. ............................           878
                                                                         -------









NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                          LARGE CAP GROWTH (CONTINUED)

             RETAIL (7.8%)
  3,700       * eBay Inc. ........................................       $   340
 24,000       Gap, Inc. ..........................................           582
 13,300       J.C. Penney Company, Inc. ..........................           502
 28,800       Radioshack Corp. ...................................           825
 34,400       * Saks Inc. ........................................           516
 11,400       Sherwin Williams Co. ...............................           474
 17,200       Supervalu ..........................................           526
                                                                         -------
                                                                           3,765
                                                                         -------

              TECHNOLOGY (19.1%)
 40,500       * BMC Software, Inc ................................           749
 63,300       * Cisco Systems Inc. ...............................         1,500
 45,500       * Dell Computer Corp ...............................         1,630
 12,000       Harris Corp ........................................           609
 24,600       IMS Health Inc. ....................................           577
 11,100       International Business Machines Corp. ..............           978
 53,500       Microsoft Corp .....................................         1,528
 49,100       Motorola, Inc ......................................           896
 65,700       * Oracle Corp ......................................           784
                                                                         -------
                                                                           9,251
                                                                         -------

              TELECOMMUNICATIONS (1.1%)
 20,200       * Nextel Communications ............................           539
                                                                         -------

              TRANSPORTATION (3.2%)
  6,100       Burlington Northern Santa Fe Corp. .................           214
  6,800       FDX Corp. ..........................................           556
 20,300       Ryder Systems, Inc .................................           813
                                                                         -------
                                                                           1,583
                                                                         -------

              TOTAL INVESTMENTS (99.7%)
              (Cost $45,198) .....................................        48,308

              OTHER ASSETS IN EXCESS OF
              LIABILITIES (0.3%) .................................           147
                                                                         -------

              TOTAL NET ASSETS (100.0%) ..........................       $48,455
                                                                         =======

* Non-income producing securities.


                        See notes to financial statements


                                                                          Page 9



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)

NUMBER                                                                  VALUE
OF SHARES      SECURITY                                                (000'S)
--------------------------------------------------------------------------------

                               QUANTITATIVE EQUITY

               COMMON STOCKS (100.1%)
               AEROSPACE/DEFENSE (1.3%)
   4,000       The Boeing Co ...................................       $    204
                                                                       --------

               BANKING/FINANCIAL (3.9%)
   5,271       Bank of America Corp. ...........................            446
   3,000       Wells Fargo & Co. ...............................            172
                                                                       --------
                                                                            618
                                                                       --------

               BASIC INDUSTRIES (5.2%)
   1,900       Georgia Pacific Corp ............................             70
   4,800       Kimberly-Clark Corp. ............................            316
   8,200       Monsanto Company ................................            316
   6,300       * Owens Illinois Inc ............................            106
                                                                       --------
                                                                            808
                                                                       --------

               BROADCAST (0.8%)
   4,800       * Fox Entertainment Group Inc. Cl A .............            128
                                                                       --------

               CAPITAL GOODS (0.8%)
   1,800       Deere & Co ......................................            126
                                                                       --------

               CONGLOMERATE (0.9%)
     400       3M Company ......................................             36
   3,100       Tyco International Ltd. .........................            103
                                                                       --------
                                                                            139
                                                                       --------

               CONSUMER CYCLICALS (7.0%)
   2,600       Black & Decker Corp. ............................            162
   2,500       Eastman Kodak Co ................................             67
   5,900       Ford Motor Co. ..................................             92
   2,100       General Motors Corp. ............................             98
   5,900       Home Depot, Inc .................................            208
  11,100       * Time Warner Inc ...............................            195
   5,250       Wal-Mart Stores Inc. ............................            277
                                                                       --------
                                                                          1,099
                                                                       --------

               CONSUMER NON-CYCLICALS (5.8%)
   1,675       Altria Group Inc ................................             84
  18,600       Archer-Daniels Midland Co .......................            312
  13,400       Coca-Cola Enterprises ...........................            388
   2,300       Procter & Gamble Co .............................            125
                                                                       --------
                                                                            909
                                                                       --------

               CONSUMER SERVICES (1.3%)
   2,900       Republic Services Inc. Cl-A .....................             84
   3,300       Viacom Inc. .....................................            118
                                                                       --------
                                                                            202
                                                                       --------

               ELECTRONICS (0.8%)
  13,900       * Sanmina-SCI Corp ..............................            126
                                                                       --------





NUMBER                                                                  VALUE
OF SHARES      SECURITY                                                (000'S)
--------------------------------------------------------------------------------


                         QUANTITATIVE EQUITY (CONTINUED)

               ELECTRONICS-SEMICONDUCTORS (3.7%)
   4,000       * Fairchild Semiconductor International .........       $     65
   7,100       Intel Corp. .....................................            196
  10,700       * MEMC Electronic Materials .....................            106
   8,700       Texas Instruments, Inc ..........................            210
                                                                       --------
                                                                            577
                                                                       --------

               ENERGY (4.7%)
  11,650       Exxon Mobil Corp. ...............................            517
   2,500       Occidental Petroleum Corp. ......................            121
   1,400       Valero Energy Corp. .............................            103
                                                                       --------
                                                                            741
                                                                       --------

               ENTERTAINMENT (0.9%)
   9,400       * Caesar's Entertainment Inc ....................            141
                                                                       --------

               FINANCE (13.3%)
   2,550       American International Group Inc ................            182
   1,600       Capital One Financial Corp ......................            109
   1,700       CIT Group Inc. ..................................             65
   7,500       Citigroup Inc. ..................................            349
   1,450       Countrywide Financial Corporation ...............            102
   1,400       Fannie Mae ......................................            100
   2,450       Freddie Mac .....................................            155
  10,400       JP Morgan Chase & Co. ...........................            403
   5,500       Morgan Stanley ..................................            290
   2,200       Prudential Financial, Inc .......................            102
   5,700       Washington Mutual, Inc. .........................            220
                                                                       --------
                                                                          2,077
                                                                       --------

               FOOD (2.0%)
   7,200       McDonald's Corp. ................................            187
   5,200       Sara Lee Corp ...................................            120
                                                                       --------
                                                                            307
                                                                       --------

               HEALTH CARE (9.5%)
   3,100       Amerisource-Bergen Corp. ........................            185
   2,000       * Invitrogen Corp. ..............................            144
   6,600       Johnson & Johnson ...............................            368
   5,700       Merck & Co. Inc. ................................            271
   9,150       Pfizer Inc. .....................................            314
   1,700       * Watson Pharmaceuticals Inc. ...................             46
   1,400       * Wellpoint Health Networks .....................            157
                                                                       --------
                                                                          1,485
                                                                       --------

               HOME BUILDING (0.8%)
   2,400       Pulte Homes, Inc. ...............................            125
                                                                       --------

               INDUSTRIAL (2.5%)
  12,150       General Electric Co .............................            394
                                                                       --------


                       See notes to financial statements


Page 10




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)

NUMBER                                                                  VALUE
OF SHARES      SECURITY                                                (000'S)
--------------------------------------------------------------------------------


                         QUANTITATIVE EQUITY (CONTINUED)

               INSURANCE (3.0%)
   3,100       Allstate Corp. ..................................       $    144
   2,500       Everest Reinsurance .............................            201
   2,200       Torchmark Corp. .................................            118
                                                                       --------
                                                                            463
                                                                       --------

               MEDICAL PRODUCTS (3.6%)
   1,300       * Amgen, Inc ....................................             71
   3,000       Beckman Instruments, Inc ........................            183
   3,325       Becton Dickinson & Co ...........................            172
   2,300       United Healthcare Corp. .........................            143
                                                                       --------
                                                                            569
                                                                       --------

               OIL & GAS (1.9%)
   1,200       Anadarko Petroleum Corp. ........................             70
   1,400       Chevron Corporation .............................            132
   1,200       Conocophillips ..................................             92
                                                                       --------
                                                                            294
                                                                       --------

               REAL ESTATE (0.6%)
   3,300       Equity Office Properties Trust ..................             90
                                                                       --------

               RETAIL (4.0%)
   6,700       * Autonation Inc ................................            115
     900       * eBay Inc. .....................................             83
   2,400       Federated Department Stores, Inc. ...............            118
   8,400       Gap, Inc. .......................................            204
   2,500       Sherwin Williams Co. ............................            104
                                                                       --------
                                                                            624
                                                                       --------

               TECHNOLOGY (12.2%)
   2,100       * Checkfree Corp ................................             63
   9,500       * Cisco Systems Inc. ............................            225
   4,150       * Computer Sciences Corp. .......................            193
   1,400       Danaher Corp. ...................................             73
  17,750       Hewlett Packard Co ..............................            375
   3,400       International Business Machines .................            300
  23,700       Microsoft Corp ..................................            677
                                                                       --------
                                                                          1,906
                                                                       --------






NUMBER                                                                  VALUE
OF SHARES      SECURITY                                                (000'S)
--------------------------------------------------------------------------------

                         QUANTITATIVE EQUITY (CONTINUED)

               TELECOMMUNICATIONS (2.2%)
   6,600       * Nextel Communications Inc .....................       $    176
   1,500       SBC Communications ..............................             36
  15,700       * Tellabs, Inc. .................................            137
                                                                       --------
                                                                            349
                                                                       --------

               TRANSPORTATION (2.6%)
   8,800       Norfolk Southern Corp ...........................            233
   3,500       Ryder Systems, Inc ..............................            140
     500       United Parcel Service-Cl B ......................             37
                                                                       --------
                                                                            410
                                                                       --------

               UTILITIES (2.7%)
  12,600       Centerpoint Energy Inc. .........................            145
   5,000       Edison International ............................            128
   2,550       Entergy Corp ....................................            143
                                                                       --------
                                                                            416
                                                                       --------

               WIRELESS COMMUNICATIONS (2.1%)
   9,250       Verizon Communications ..........................            335
                                                                       --------

               TOTAL INVESTMENTS (100.1%)
               (Cost $13,194) ..................................         15,662

               LIABILITIES IN EXCESS OF
               OTHER ASSETS (-0.1%) ............................            (11)
                                                                       --------

               TOTAL NET ASSETS (100.0%) .......................       $ 15,651
                                                                       ========

* Non-income producing securities.


                       See notes to financial statements


                                                                         Page 11



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                    CORE BOND

            LONG-TERM SECURITIES
            ASSET BACKED SECURITIES (3.6%)
            CREDIT CARDS (3.3%)
$     300   Bank One Issuance Trust Series 2002-A4 Class A4
            2.940% Due 6/16/08 ......................................  $     301
      750   Citibank Credit Card Issuance Trust Series
            2003-A3 Class A3
            3.100% Due 3/10/10 ......................................        729
    1,000   Citibank Credit Card Issuance Trust Series
            2003-A6 Class A6
            2.900% Due 5/17/10 ......................................        962
    1,000   Citibank Credit Card Issuance Trust Series
            2003-A7 Class A7
            4.150% Due 7/7/17 .......................................        907
      500   Fleet Credit Card Master Trust II Series
            2002-C Class A
            2.750% Due 4/15/08 ......................................        501
      620   MBNA Master Credit Card Trust Series 2000-I Class A
            6.900% Due 1/15/08 ......................................        650
    1,100   MBNA Master Credit Card Trust Series 1995-C Class A
            6.450% Due 2/15/08 ......................................      1,143
                                                                       ---------
                                                                           5,193
                                                                       ---------

            FINANCE (0.3%)
      500   BMW Vehicle Owner Trust Series 2003-A Class A4
            2.530% Due 2/25/08 ......................................        494
                                                                       ---------

            TOTAL ASSET BACKED SECURITIES
            (Cost $5,874) ...........................................      5,687
                                                                       ---------


            CORPORATE DEBENTURES (15.9%)
            BANKING (2.8%)
      600   ANZ Banking Group Limited 5.375% Due 12/29/49 (B)(D) ....        587
      400   Bank of America Corp. 5.250% Due 12/1/15 ................        385
      875   Credit Suisse First Boston 4.700% Due 6/1/09 ............        878
      515   Credit Suisse First Boston 6.125% Due 11/15/11 ..........        542
      140   JP Morgan Chase 3.500% Due 3/15/09 ......................        135
      465   JP Morgan Chase 7.000% Due 11/15/09 .....................        516
      575   JP Morgan Chase 4.500% Due 11/15/10 .....................        560
      135   JP Morgan Chase 5.750% Due 1/2/13 .......................        137







PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                              CORE BOND (CONTINUED)

$     300   JP Morgan Chase
            4.875% Due 3/15/14 ......................................  $     284
      350   RBS Capital Trust-I
            6.425% Due 12/1/49 (B)(D) ...............................        335
                                                                       ---------
                                                                           4,359
                                                                       ---------

            BROADCAST MEDIA & CABLE (0.8%)
      550   Liberty Media
            8.500% Due 7/15/29 ......................................        637
      615   Time Warner
            7.625% Due 4/15/31 ......................................        666
                                                                       ---------
                                                                           1,303
                                                                       ---------

            BROKERAGE (1.7%)
      800   Goldman Sachs
            6.350% Due 2/15/34 ......................................        751
    1,000   Merrill Lynch Co.
            5.000% Due 2/3/14 .......................................        961
    1,000   Morgan Stanley
            4.750% Due 4/1/14 .......................................        923
                                                                       ---------
                                                                           2,635
                                                                       ---------

            CAPITAL GOODS (0.5%)
      125   Boeing Co.
            4.750% Due 8/25/08 ......................................        127
      700   Hutchison Whampoa
            7.450% Due 11/24/33 (B) .................................        668
                                                                       ---------
                                                                             795
                                                                       ---------

            COMMUNICATIONS (1.3%)
      200   AT&T Corp.
            8.500% Due 11/15/31 (E) .................................        195
      360   America Movil SA
            5.500% Due 3/1/14 .......................................        332
      550   Deutsche Telekom International Financing
            8.750% Due 6/15/30 (E) ..................................        669
      765   Sprint Corp.
            8.750% Due 3/15/32 ......................................        892
                                                                       ---------
                                                                           2,088
                                                                       ---------

            CONSUMER CYCLICALS (1.8%)
      535   Ford Motor Co.
            6.625% Due 10/1/28 ......................................        469
      605   Ford Motor Co.
            6.375% Due 2/1/29 .......................................        511
      525   General Motors Corp.
            8.375% Due 7/15/33 ......................................        554
      800   Pulte Homes Inc.
            6.375% Due 5/15/33 ......................................        734
      600   Quebecor World Inc.
            6.125% Due 11/15/13 .....................................        570
                                                                       ---------
                                                                           2,838
                                                                       ---------




                       See notes to financial statements.


Page 12



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                             CORE BOND (CONTINUED)

            CONSUMER NON-CYCLICALS (0.1%)
$      95   Diageo Capital
            3.375% Due 3/20/08 .......................                 $      93
                                                                       ---------


            ELECTRIC UTILITIES (0.4%)
      650   Tenaga Nasional
            7.500% Due 11/1/25 (B) ..................                        656
                                                                       ---------


            ENERGY (0.1%)
      175   Pemex Project Funding Master Trust Series
            7.375% Due 12/15/14 (B) .................................        179
                                                                       ---------

            ENGINEERING (0.4%)
      650   Kerr-McGee Corp. 6.950% Due 7/1/24 ......................        647
                                                                       ---------

            FINANCE (3.4%)
      125   Countrywide Credit
            2.875% Due 2/15/07 ......................................        122
       30   Ford Motor Credit Co.
            7.375% Due 2/1/11 .......................................         32
      190   Ford Motor Credit Co.
            7.000% Due 10/1/13 ......................................        192
      285   GMAC
            7.750% Due 1/19/10 ......................................        309
      285   GMAC
            6.875% Due 8/28/12 ......................................        290
      600   Glencore Funding LLC
            6.000% Due 4/15/14 ......................................        557
    1,385   Household Finance Corp.
            4.750% Due 5/15/09 ......................................     1,393
    2,050   International Lease Finance Corp.
            4.750% Due 7/1/09 .......................................      2,051
      535   Northern Rock
            5.600% Due 4/30/49 (B)(E) ...............................        520
                                                                       ---------
                                                                           5,466
                                                                       ---------

            INSURANCE (2.6%)
    2,200   Jackson National Global Life
            3.500% Due 1/22/09 (B) ..................................      2,118
      600   Liberty Mutual
            7.000% Due 3/15/34 ......................................        583
      850   OneAmerica Financial Partners
            7.000% Due 10/15/33 (B) .................................        833
      570   Penn Mutual Life
            6.650% Due 6/15/34 ......................................        568
                                                                       ---------
                                                                           4,102
                                                                       ---------






PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                              CORE BOND (CONTINUED)

            TOTAL CORPORATE DEBENTURES
            (Cost $25,480) ..........................................  $  25,161
                                                                       ---------

            U.S. GOVERNMENT
            OBLIGATIONS (38.4%)
            U.S. TREASURY BONDS (3.8%)
   $6,025   U S T-Bond
            5.375% Due 2/15/31 ......................................      6,076
                                                                       ---------


            U.S. TREASURY INFLATION
            PROTECTED SECURITIES ("TIPS") (5.3%)
    5,173   3.375% Due 1/15/07 ......................................      5,541
    2,867   2.000% Due 1/15/14 ......................................      2,850
                                                                       ---------
                                                                           8,391
                                                                       ---------

            U.S. TREASURY NOTES (29.3%)
      110   2.000% Due 11/30/04 .....................................        110
    7,940   1.875% Due 1/31/06 ......................................      7,864
    5,930   2.375% Due 8/15/06 ......................................      5,879
   13,585   2.250% Due 2/15/07 ......................................     13,320
    2,450   2.625% Due 5/15/08 ......................................      2,373
    2,975   3.375% Due 12/15/08 .....................................      2,937
    1,055   3.125% Due 4/15/09 ......................................      1,025
    6,745   3.875% Due 5/15/09 ......................................      6,768
    3,990   4.000% Due 6/15/09 ......................................      4,024
      395   5.000% Due 2/15/11 ......................................        414
    1,650   4.000% Due 11/15/12 .....................................      1,598
                                                                       ---------
                                                                          46,312
                                                                       ---------

            TOTAL U. S. GOVERNMENT
            OBLIGATIONS
            (Cost $60,952) ..........................................     60,779
                                                                       ---------


            MORTGAGE PASS THROUGH
              SECURITIES (32.9%)
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (26.8%)
      149   9.000% Due 11/1/10 ......................................        161
      815   6.500% Due 12/1/14 ......................................        861
    7,805   4.500% Due 7/1/19 (C) ...................................      7,625
    3,990   5.000% Due 7/1/19 (C) ...................................      3,994
   10,155   5.500% Due 7/1/19 (C) ...................................     10,383
      190   7.500% Due 2/1/31 .......................................        204
    8,325   5.000% Due 7/1/34 (C) ...................................      8,039
   11,165   5.500% Due 7/1/34 (C) ...................................     11,109
                                                                       ---------
                                                                          42,376
                                                                       ---------



                       See notes to financial statements.


                                                                         Page 13



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------


                              CORE BOND (CONTINUED)

            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION (3.8%)
$     236   7.500% Due 9/15/07 ......................................  $     255
      563   8.000% Due 9/15/17 - 12/15/17 ...........................        616
    1,311   6.500% Due 2/15/24 - 10/15/24 ...........................      1,371
    2,195   5.500% Due 7/1/34 (C) ...................................      2,191
    1,485   6.000% Due 7/1/34 (C) ...................................      1,520
                                                                       ---------
                                                                           5,953
                                                                       ---------

            COMMERCIAL MORTGAGE
            BACKED SECURITIES (2.3%)
      325   Commercial Mortgage Asset Trust Series 1999-C2 Class A2
            7.550% Due 11/17/32 .....................................        367
      660   First Union - Bank of America Series 2001 - C1 Class A2
            6.136% Due 3/15/33 ......................................        705
      655   First Union - Lehman Brothers - Bank of America Series
            1998-C2 Class A2
            6.560% Due 11/18/35 .....................................        707
    1,240   GE Capital Commercial Mortgage Corp. Series
            2002-1A Class A3
            6.269% Due 12/10/35 .....................................      1,336
      490   Mortgage Capital Funding Inc. Series 1998-MC3 Class A2
            6.340% Due 11/18/31 .....................................        525
                                                                       ---------
                                                                           3,640
                                                                       ---------

            TOTAL MORTGAGE PASS
            THROUGH SECURITIES
            (Cost $51,283) ..........................................     51,969
                                                                       ---------

            NON-MORTGAGE PASS THROUGH
            NOTES (8.0%)
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION (3.6%)
      520   2.250% Due 5/17/06 ......................................        513
    1,455   2.125% Due 6/5/06 (D) ...................................      1,431
    2,235   5.250% Due 6/15/06 ......................................      2,330
    1,110   3.650% Due 10/15/08 .....................................      1,095
      225   4.375% Due 9/15/12 ......................................        216
      110   4.625% Due 5/1/13 .......................................        104
                                                                       ---------
                                                                           5,689
                                                                       ---------

            FEDERAL HOME LOAN BANKS (1.2%)
    1,340   2.500% Due 3/15/06 ......................................      1,334
      635   3.700% Due 2/14/08 (D) ..................................        633
                                                                       ---------
                                                                           1,967
                                                                       ---------






PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                              CORE BOND (CONTINUED)

            FEDERAL HOME LOAN MORTGAGE
            ASSOCIATION (3.2%)
$     320   2.850% Due 2/23/07 ......................................  $     316
    1,330   3.500% Due 4/1/08 .......................................      1,310
    1,800   3.290% Due 6/16/09 ......................................      1,710
    1,760   4.250% Due 7/15/09 ......................................      1,756
                                                                       ---------
                                                                           5,092
                                                                       ---------

            TOTAL NON-MORTGAGE PASS
            THROUGH NOTES
            (Cost $12,778) ..........................................     12,748
                                                                       ---------

            SHORT-TERM SECURITIES
            ASSET BACKED SECURITIES (5.2%)
            CREDIT CARDS (4.6%)
      330   American Express Master Trust Series 2003-3 Class A
            1.260% Due 11/15/07 (A) .................................        330
      340   American Express Master Trust Series 2000-5 Class A
            1.240% Due 4/15/08 (A) ..................................        341
      305   American Express Master Trust Series 2001-7 Class A
            1.220% Due 2/16/09 (A) ..................................        306
      595   Bank One Issuance Trust Series 2003-A2 Class A2
            1.150% Due 10/15/08 (A) .................................        595
    2,410   Chase Manhattan Credit Card Trust Series 2001-5A
            Class A
            1.200% Due 2/15/07 (A) ..................................      2,411
      450   Citibank Credit Card Master Trust Series 2002-A5
            Class A
            1.150% Due 9/17/07 (A) ..................................        450
    1,200   Citibank Credit Card Master Trust Series 2003-A11
            Class A11
            1.190% Due 10/15/09 (A) .................................      1,200
      210   First USA Credit Card Master Trust Series 1998-4
            Class A
            1.240% Due 3/18/08 (A) ..................................        210
      590   First USA Credit Card Master Trust Series 2001-3
            Class A
            1.420% Due 11/19/08 (A) .................................        591
      415   MBNA Master Credit Card Trust Series 2002 Class A12
            1.160% Due 4/15/08 (A) ..................................        415
      410   Target Credit Card Master Trust Series 2001-1
            Class A
            1.230% Due 7/25/08 (A) ..................................        410
                                                                       ---------
                                                                           7,259
                                                                       ---------


                      See notes to financial statements.


Page 14



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------


                              CORE BOND (CONTINUED)

            FINANCE (0.6%)
$     114   Student Loan Marketing Association Series 2002-4 Class A2
            1.140% Due 12/15/09 (A) .................................  $     114
      347   Student Loan Marketing Association Series 2000-A Class A2
            1.360% Due 10/28/28 (A) .................................        347
      460   William Street Funding Corp. Series 2003-1, Class A
            1.410% Due 4/23/06 (A) ..................................        461
                                                                       ---------
                                                                             922
                                                                       ---------

            TOTAL ASSET BACKED SECURITIES
            (Cost $8,202) ...........................................      8,181
                                                                       ---------

            GOVERNMENT AGENCY
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION (23.4%)
            (Cost $36,928)
   36,944   Discount Note Due 7/15/04 ...............................     36,928
                                                                       ---------


            TOTAL INVESTMENTS (127.4%)
            (Cost $201,497) .........................................    201,453

            LIABILITIES IN EXCESS OF
            OTHER ASSETS (-27.4%) ...................................    (43,401)
                                                                       ---------

            TOTAL NET ASSETS (100.0%) ...............................  $ 158,052
                                                                       =========

(A) Adjustable rate security. Rate stated is as of June 30, 2004. Principal payments on demand at periodic intervals.
(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(C)  When issued security.
(D)  Callable Security.
(E)  Step Up Note - Coupon moves inversely to changes in credit rating.





PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                           INTERMEDIATE MUNICIPAL BOND

            ALABAMA (4.0%)
$  670      Mobile Water & Sewer Revenue
            5.25% Due 1/1/13 ......................................    $     725

            CALIFORNIA (6.1%)
   180      Bay Area Toll Authority California Toll Bridge Revenue
            San Francisco Bay Area-Series D
            5.13% Due 4/1/13 ......................................          192

   500      California Economic Development Authority Ser A
            5.00% Due 7/1/15 ......................................          531

   350      Los Angeles County Metropolitan Transportation
            Authority Sales Tax Revenue Refunding-Proposition
            A First Tier Senior-Series A (FSA Insured)
            5.00% Due 7/1/14 ......................................          375

            COLORADO (0.9%)
   155      Westminster Colorado Multi-Family Revenue
            Refunding Housing Oasis Wexford Apts Project
            5.35% Due 12/1/25 .....................................          158

            FLORIDA (1.7%)
   300      Pinellas County Health Facilities
            1.10% Due 12/1/15 .....................................          300

            GEORGIA (2.8%)
   500      Savannah Economic Development
            Authority College of Art & Design
            Inc. Project Revenue Bonds
            5.80% Due 10/1/05 .....................................          513

            ILLINOIS (15.2%)
 1,000      Chicago O'Hare International Airport Revenue
            Refunding - 2nd Lien Series C (MBIA Insured)
            5.75% Due 1/1/09 ......................................        1,101

   570      DuPage & Cook Counties Community Unit School
            District #205
            5.00% Due 1/1/13 ......................................          610

   350      Illinois State Sales Tax
            5.25% Due 6/15/14 .....................................          380

   600      Illinois State Sales Tax Revenue
            5.50% Due 6/15/09 .....................................          660





                      See notes to financial statements.


                                                                         Page 15



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

            INDIANA (3.0%)
$  500      Indianapolis Local Public Improvement Bond Bank
            Series A (MBIA Insured)
            5.00% Due 7/1/09 ......................................    $     539

            KENTUCKY (0.1%)
    15      Dayton Elderly Housing Mortgage Revenue Speers
            Court (FHA Insured)
            5.35% Due 9/1/05 ......................................           15

            LOUISIANA (8.5%)
   750      Louisiana State Office Facilities
            Corporate Lease Revenue Capital Complex Program
            (AMBAC Insured)
            5.00% Due 5/1/12 ......................................          807

   630      New Orleans Public Improvement
            General Obligation (FSA Insured)
            7.20% Due 11/1/08 .....................................          732

            MICHIGAN (0.6%)
   100      Michigan State Building Authority
            Revenue Chippewa Correctional Facilities
            7.25% Due 10/1/04 .....................................          101

            MISSOURI (1.1%)
   200      Kansas City Industrial Development Authority
            Revenue Var-Ewing Marion Kauffman-A
            1.08% Due 4/1/27 ......................................          200

            NEBRASKA (1.2%)
   220      Nebraska Investment Finance
            Authority Multi-Family Revenue
            Refunding Housing Wycliffe West-Series A
            5.50% Due 12/1/25 .....................................          222

            NEW JERSEY (1.8%)
   315      Arlington Arms Financing Corporation New Jersey
            Mortgage Revenue Arlington Arms Apartments
            Section 8 (FHA Insured)
            10.25% Due 3/1/25 .....................................          334




PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

            NEW YORK (19.7%)
$  750      Metropolitan Transportation
            Authority - New York City
            Transitional Triborough Bridge &
            Tunnel Authority Series A
            (AMBAC Insured)
            5.63% Due 1/1/12 ......................................    $     828

   500      New York City Transitional
            Finance Authority Revenue
            Bonds Series A
            5.50% Due 11/1/26 .....................................          548

   300      New York State Urban
            Development Corporate Revenue
            5.25% Due 1/1/21 ......................................          322

   500      New York State Dormitory
            Authority Revenue Series B
            5.25% Due 11/15/23 ....................................          536

   100      New York State Environmental
            Facilities Corporation State
            Clean Water and Drinking
            Water Revolving Funds
            Revenue Bonds Series B
            5.25% Due 6/15/14 .....................................          110

   200      New York State Power
            Authority Series A
            5.00% Due 11/15/13 ....................................          216

   820      New York State Thruway Authority
            State Personal Income Tax
            Revenue Transportation Series A
            5.50% Due 3/15/13 .....................................          901

   100      New York City General Obligation
            Bonds 1994 Series A
            1.08% Due 8/1/21 ......................................          100

            OKLAHOMA (4.9%)
 1,625      Oklahoma County Oklahoma Home
            Finance Authority Single Family
            Refunding Subordinated
            Mortgage Revenue Series B
            2.60%@ Due 7/1/12 .....................................          891

            RHODE ISLAND (3.9%)
   675      Rhode Island Housing & Mortgage
            Finance Corporation Multi-Family
            Housing Revenue Series A
            (AMBAC Insured)
            5.70% Due 7/1/07 ......................................          701




                      See notes to financial statements.


Page 16



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

            TEXAS (15.9%)
$  500      Arlington Texas School District
            General Obligation
            5.00% Due 2/15/11 .....................................    $     530

   540      Garland Texas Tax & Revenue
            Certificates of Obligation
            5.25% Due 2/15/16 .....................................          574

   265      Lower Colorado River Authority
            Texas Revenue
            6.25% Due 5/1/07 ......................................          285

   500      Lower Colorado River Authority
            Texas Revenue Refunding
            Improvement (FSA Insured)
            5.00% Due 5/15/12 .....................................          534

   400      San Antonio Texas
            General Obligation
            5.65% Due 2/1/13 ......................................          435

   500      Texas State Water Financial
            Assistance Series A
            General Obligation
            5.20% Due 8/1/15 ......................................          524

            WASHINGTON (6.9%)
   250      Lynnwood Washington Water
            & Sewer Revenue Refunding
            (FGIC Insured)
            6.00% Due 12/1/07 .....................................          275

   600      Snohomish County
            School District No 006
            5.70% Due 12/1/12 .....................................          677

   300      Washington State House
            Finance Commission
            1.10% Due 7/1/11 ......................................          300
                                                                       ---------

            TOTAL INVESTMENTS (98.3%)
            (Cost $17,304)                                                17,782

            OTHER ASSETS IN EXCESS
            OF LIABILITIES (1.7%)                                            315
                                                                       ---------

            TOTAL NET ASSETS (100.0%)                                    $18,097
                                                                       =========

@ Yield-to-maturity at June 30, 2004.




                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

--------------------------------------------------------------------------------
                 WPG INTERMEDIATE MUNICIPAL BOND FUND
                 INDUSTRY CONCENTRATIONS
% OF NET                                                                  VALUE
 ASSETS                                                                   000'S
--------                                                               ---------
   18.8%         Special Tax .................................           $ 3,394
   11.7%         Transportation ..............................             2,122
   10.0%         School District .............................             1,817
    9.6%         Local General Obligations ...................             1,742
    9.2%         Annual Appropriation ........................             1,664
    8.5%         Water/Sewer/Utility .........................             1,539
    7.9%         Multi-Family Housing ........................             1,430
    6.5%         Pre-Refunded ................................             1,176
    5.0%         Cashflow Notes ..............................               900
    4.2%         Public Power ................................               750
    4.0%         Escrowed-to-Maturity ........................               724
    2.9%         General Obligations .........................               524
--------                                                               ---------
   98.3%         Total Investments ...........................            17,782

                 Other Assets in Excess
    1.7%         of Liabilities ..............................               315
--------                                                               ---------
  100.0%         Total Net Assets ............................           $18,097
========                                                               =========

--------------------------------------------------------------------------------



















                       See notes to financial statements
                                                                         Page 17



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                             GOVERNMENT MONEY MARKET

                 U.S. GOVERNMENT AGENCY
                 OBLIGATIONS (80.8%)
                 FEDERAL FARM CREDIT (5.8%)
$ 6,500          Discount Note Due 8/17/04 ....................        $   6,489
                                                                       ---------

                 FEDERAL HOME LOAN BANKS (25.9%)
 20,000          Discount Note Due 8/4/04 .....................           19,980
  2,000          Discount Note Due 11/8/04 ....................            1,991
  5,000          Discount Note Due 11/17/04 ...................            4,972
  2,000          Discount Note Due 12/13/04 ...................            1,989
                                                                       ---------
                                                                          28,932
                                                                       ---------

                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION (49.1%)
 17,000          Discount Note Due 7/1/04 .....................           17,000
 10,000          Discount Note Due 7/9/04 .....................            9,998
 10,000          Discount Note Due 7/16/04 ....................            9,995
  2,968          Discount Note Due 8/20/04 ....................            2,963
  5,000          Discount Note Due 9/17/04 ....................            4,988
  3,000          Discount Note Due 10/15/04 ...................            2,988
  2,000          Discount Note Due 12/20/04 ...................            1,988
  5,000          Discount Note Due 2/4/05 .....................            4,958
                                                                       ---------
                                                                          54,878
                                                                       ---------

                 TOTAL U.S. GOVERNMENT
                 AGENCY NOTES
                 (Cost $90,299) ...............................           90,299
                                                                       ---------

                 REPURCHASE AGREEMENT (19.2%)
                 (Cost $21,437)
21,437           UBS Warburg LLC
                 1.220% Due 7/1/04 with proceeds at maturity
                 $21,438 (collateralized by $16,581
                 United States Treasury Bond 7.875%
                 Due 2/15/21 with value of $21,906 ) ..........           21,437
                                                                       ---------

                 TOTAL INVESTMENTS (100.0%)
                 (Cost $111,736) ..............................          111,736

                 LIABILITIES IN EXCESS OF OTHER
                 ASSETS (0.0%) ................................               (9)
                                                                       ---------

                 TOTAL NET ASSETS (100.0%) ....................        $ 111,727
                                                                       =========





PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------



              ALABAMA (1.1%)
$  1,100      Mobile Spring Hill College
              Educational Building Authority
              1.10% Due 9/1/24 ................................        $   1,100

              CALIFORNIA (1.4%)
   1,400      Hemet California Multi-Family Housing
              Revenue Sunwest Retirement-A
              1.07% Due 1/1/25 ................................            1,400

              COLORADO (1.9%)
     705      Colorado Springs Colorado
              Revenue Goodwill Industries
              1.23% Due 2/1/07 (A) ............................              705

   1,200      Denver Colorado City and County
              Multi-Family Housing Revenue
              Ogden Residences
              1.10% Due 12/1/09 ...............................            1,200

              FLORIDA (3.0%)
     450      Alachua County Health Facilities
              Authority Oak Hammock
              Univ of Florida
              1.08% Due 10/1/32 ...............................              450

   2,685      Pasco County Health Facility
              Authority Multi-Family Housing
              Arms Magnolia Valley
              1.21% Due 12/1/07 (A) ...........................            2,685

              GEORGIA (5.0%)
     900      Bibb County Georgia
              Development Authority
              (Baptist Village Inc.)
              1.08% Due 8/1/18 (A) ............................              900

     100      Clayton County Housing
              Authority Multi-Family Housing
              Rivers Edge Development
              1.08% Due 8/1/06 ................................              100

   2,030      Dalton Georgia Utilities Revenue
              Merlots-Series A02
              1.12% Due 1/1/12 (A) ............................            2,030

     450      Marietta Housing Authority
              Multi-Family Housing Revenue
              (Winterset Apartments)
              1.06% Due 2/1/26 ................................              450

   1,600      Marietta Housing Authority
              Multi-Family Housing Revenue
              (Falls At Bells Ferry)
              1.25% Due 1/15/09 ...............................            1,600





                       See notes to financial statements
Page 18



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------


                       TAX FREE MONEY MARKET (CONTINUED)

              IDAHO (1.0%)
$  1,000      Idaho Health Facilities Authority
              St Luke's Medical Center
              1.08% Due 5/1/22 ................................        $   1,000

              ILLINOIS (13.0%)
   2,095      Central Lake County Action Water
              Agency (First Union Merlots
              Trust Receipts)
              1.12% Due 5/1/20 (A) ............................            2,095

     600      Du Page County
              Stormwater Project
              4.00% Due 1/1/05 ................................              609

     600      Illinois Development Finance
              Authority Revenue
              North Shore Country Day
              1.10% Due 7/1/33 (A) ............................              600

   1,400      Illinois Development Finance
              Authority Revenue -
              Casa Central Padres Project
              1.23% Due 8/1/26 (A) ............................            1,400

     845      Illinois Development Finance
              Authority Revenue Bond
              (Little City Foundation)
              1.10% Due 2/1/19 (A) ............................              845

     500      Illinois Development Finance
              Authority Revenue Bonds,
              (Museum of Contemporary
              Arts Project) Ser. 1994
              1.08% Due 2/1/29 (A) ............................              500

     900      Illinois Educational Facilities
              Authority (Art Institute of Chicago)
              1.05% Due 3/1/34 ................................              900

     500      Illinois Educational Facilities
              Authority Revenue Bonds
              (The Art Institute of
              Chicago Project)
              1.05% Due 3/1/27 (A) ............................              500

   1,300      University of Illinois Certificates
              1.60% Due 8/15/21 ...............................            1,300

   2,300      Village of Troy Grove Illinois
              (Unimin Corp.)
              2.36% Due 5/1/10 (A) ............................            2,300






PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

$  1,252      Winnebago & Boone Counties
              School District
              2.27% Due 10/28/04 ..............................        $   1,252

   1,003      Winnebago & Boone Counties
              School District
              2.28% Due 10/29/04 ..............................            1,003

              INDIANA (7.6%)
     995      Crawfordsville Indiana
              Multi-Family Housing -
              Autumn Woods Phase II - A
              1.19% Due 1/1/32 (A) ............................              995

   1,000      Frankfort Indiana Economic
              Development Revenue
              Frito Lay Inc. Project
              1.25% Due 11/1/14 (A) ...........................            1,000

   1,002      Goshen Indiana Community School
              2.00% Due 12/31/04 ..............................            1,002

   1,002      Goshen Indiana Community School
              1.90% Due 12/31/04 ..............................            1,002

   1,000      Indiana Bond Bank
              2.00% Due 1/25/05 ...............................            1,005

   1,300      Indiana Health Facility Financing
              Authority Revenue Bethesda
              Living Center Series B
              1.11% Due 8/1/31 (A) ............................            1,300

     500      Indiana Health Facilities
              Finance Authority
              1.13% Due 12/1/29 ...............................              500

   1,000      Indianapolis Indiana
              Economic Development
              (Joint & Clutch Series 1984)
              1.88% Due 12/1/14 (A) ...........................            1,000

              IOWA (2.7%)
     100      Iowa Finance Authority
              Health Care Facilities Revenue
              1.13% Due 11/1/32 ...............................              100

   1,000      Iowa Higher Education Loan
              Authority Revenue
              1.13% Due 10/1/24 ...............................            1,000

     300      Iowa Higher Educational Loan
              Authority Loras College Project
              1.08% Due 11/1/30 (A) ...........................              300



                       See notes to financial statements
                                                                         Page 19



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

$  1,400      Iowa Higher Education Loan
              Authority Revenue Maharishi
              University of Management
              1.23% Due 10/1/30 (A) ...........................        $   1,400

              KANSAS (2.0%)
     100      Kansas State Development
              Finance Authority Village
              1.08% Due 11/15/28 (A) ..........................              100

   2,000      Salina Kansas Revenue -
              Salina Central Mall Ltd.
              1.28% Due 12/1/14 (A) ...........................            2,000

              KENTUCKY (4.1%)
     430      Elva - New Harmony - Oak Level
              Kentucky Fire Protection District
              1.20% Due 12/1/31 (A) ...........................              430

     390      Harvey Brewers Fire Protection
              District Kentucky Lease
              Revenue Program Series C2
              1.20% Due 12/1/31 (A) ...........................              390

   2,000      Kentucky Association of Counties
              3.00% Due 6/30/05 ...............................            2,026

   1,000      Kentucky Rural Water Finance Corp.
              1.05% Due 10/1/06 ...............................            1,000

     415      Muhlenberg County Kentucky
              Airport District Area
              Development Financial Trust
              1.20% Due 12/1/31 (A) ...........................              415

              LOUISIANA (1.6%)
   1,600      Louisiana Public Facilities
              Authority Revenue St
              Martins Episcopal School
              1.23% Due 9/1/19 (A) ............................            1,600

              MARYLAND (1.8%)
   1,900      Howard County Maryland
              Revenue Owen Brown
              Joint Venture Facility
              1.16% Due 5/1/11 (A) ............................            1,900

              MASSACHUSETTS (0.2%)
     200      Massachusetts St Health
              1.05% Due 11/1/26 (A) ...........................              200



PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

              MICHIGAN (7.9%)
$    840      Birmingham Michigan Economic
              Development Corporation
              (Brown Street Project 83)
              1.32% Due 12/1/18 (A) ...........................        $     840

   1,000      Farmington Hills Hospital
              Financing Authority
              1.13% Due 2/15/16 ...............................            1,000

   1,620      Lansing Michigan Economic
              Development Corp. (Atrium
              Office Building)
              1.90% Due 5/1/15 (A) ............................            1,620

     265      Leelanau County Michigan
              Economic Development Corp.
              Revenue (American Community
              Mutual Insurance Co. Project)
              1.65% Due 6/15/06 (A) ...........................              265

     600      Michigan State Job
              Development Authority
              Revenue (Kentwood Residence)
              1.03% Due 11/1/14 (A) ...........................              600

     180      Michigan State Strategic Fund
              Limited Obligation Revenue
              Refunding (Woodbridge
              Commercial Properties)
              1.20% Due 10/15/05 (A) ..........................              180

     100      Northern Michigan
              University Revenues
              1.08% Due 6/1/31 ................................              100

   2,520      Oakland County Michigan Economic
              Development Corporation
              (Corners Shopping Center)
              1.40% Due 8/1/15 (A) ............................            2,520

   1,000      Pinckney Community School
              1.50% Due 8/20/04 ...............................            1,000

       5      Sterling Heights Michigan
              Economic Development Corp.
              Sterling Shopping Center
              1.09% Due 12/1/10 (A) ...........................                5

              MINNESOTA (0.6%)
     200      Arden Hills Minnesota Health
              & Housing Revenue
              Presbyterian Homes Inc.
              1.13% Due 9/1/29 (A) ............................              200



                       See notes to financial statements
Page 20



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

$    200      Cohasset Minnesota Revenue
              Refunding (Minnesota Power
              & Light Co.) Project A
              1.08% Due 6/1/20 ................................        $     200

     200      Minnesota & St. Paul Housing
              and Revenue Development
              Authority Children's
              Healthcare System
              1.08% Due 8/15/25 ...............................              200

              MISSOURI (3.5%)
     500      Clayton Industrial Development
              Authority Industrial Development
              Revenue Refunding
              Bailey Court Project
              1.22% Due 1/1/09 (A) ............................              500

     100      Kansas City Missouri Industrial
              Development Authority Revenue
              Multi-Family Housing -
              Springs Apartment
              1.23% Due 9/1/25 (A) ............................              100

   1,000      Kansas City Industrial
              Development Authority Revenue
              1.08% Due 4/1/27 ................................            1,000

     900      Missouri Development
              Finance Board Cultural
              Facilities Revenue
              1.08% Due 12/1/33 ...............................              900

     190      Missouri Health and Education
              Facility Authority Revenue
              Bonds - Saint Louis Univ
              - Series A
              1.13% Due 10/1/09 ...............................              190

     900      St. Charles County Industrial
              Development Authority
              Revenue Sun River Village
              1.17% Due 12/1/27 (A) ...........................              900

              MONTANA (0.3%)
     300      Montana State Board of
              Investment Resource Recovery
              1.25% Due 3/1/28 ................................              300

              NEBRASKA (0.6%)
     600      Nebraska Educational
              Finance Authority Revenue
              Creighton Univ Proj
              1.08% Due 8/1/31 ................................              600







PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

              NEW YORK (2.9%)
$  1,500      Board Cooperative
              Educational Services
              2.00% Due 8/13/04 ...............................        $   1,502

   1,400      Herkimer County New York
              Industrial Development Authority
              Civic Facilities Revenue
              Templeton Foundation Project
              1.15% Due 12/1/14 (A) ...........................            1,400

     100      New York City Municipal
              Water Finance Authority
              1.08% Due 6/15/18 ...............................              100

              NORTH CAROLINA (0.8%)
     780      North Carolina Medical Care
              Community Health Care Facility
              Lutheran Services for Aging
              1.06% Due 3/1/28 (A) ............................              780

              OHIO (6.8%)
     450      Clermont County Ohio Economic
              Development Revenue
              (John Q. Hammons Project)
              1.35% Due 5/1/12 (A) ............................              450

   2,390      Lakewood Ohio Hospital
              Revenue (Hospital
              Improvement Series 1983)
              1.27% Due 11/1/10 (A) ...........................            2,390

     700      Ohio State Higher
              Education - Kenyon College
              1.10% Due 11/1/35 ...............................              700

     450      Stark County Ohio Health Care
              Facilities (Canton Christian
              Home) Project Series 90
              1.30% Due 9/15/16 (A) ...........................              450

   1,555      Stark County Ohio Health Care
              Facilities (Canton Christian
              Home) Series 90
              1.30% Due 9/1/15 (A) ............................            1,555

   1,480      Stark County Ohio Industrial
              Development Revenue
              (Newmarket Packing Ltd.)
              1.30% Due 11/1/14 (A) ...........................            1,480




                       See notes to financial statements
                                                                         Page 21



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

              OKLAHOMA (3.5%)
$  3,600      Tulsa Oklahoma Authority
              Revenue Tulsa County
              Housing Fund Inc.
              1.25% Due 10/1/32 (A) ...........................        $   3,600

              PENNSYLVANIA (2.5%)
     200      Allegheny County Pennsylvania
              Higher Education Building
              Authority - Thiel College - B
              1.09% Due 11/15/29 (A) ..........................              200

     900      Erie County Hospital
              Authority Revenue
              1.13% Due 7/1/22 ................................              900

   1,500      Philadelphia Hospitals Higher
              Education Facilities Authority
              1.10% Due 2/15/14 ...............................            1,500

              TENNESSEE (4.3%)
   1,800      Franklin County Health &
              Education University of
              South Sewanee
              1.15% Due 9/1/10 (A) ............................            1,800

     555      Metropolitan Government of
              Nashville & Davidson County
              Tennessee Health & Education
              Board Revenue - Franklin
              Road Academy
              1.08% Due 7/1/21 (A) ............................              555

   2,000      Sevier County Public
              Building Authority
              1.08% Due 6/1/25 ................................            2,000

              TEXAS (5.9%)
   1,500      Houston Texas Water
              & Sewer System
              Revenue-Merlots-Series
              1.12% Due 12/1/32 (A) ...........................            1,500

   2,500      Lubbock Educational
              Facilities Authority Revenue
              1.17% Due 5/1/29 ................................            2,500

   2,000      Texas Tax & Revenue
              Anticipation Notes
              2.00% Due 8/31/04 ...............................            2,003





PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

              VERMONT (1.8%)
$    516      Vermont Educational
              & Health Buildings Financing
              Agency Revenues
              1.13% Due 8/1/05 (A) ............................        $     516

     760      Vermont Educational and
              Health Buildings Finance
              Agency Hospital Revenue
              Bonds Northeastern Vermont
              Regional Hospital
              1.07% Due 10/1/25 (A) ...........................              760

     545      Vermont Industrial Development
              Authority Hydroelectric Revenue
              Bond Central Vermont Public
              Services Corp.
              1.15% Due 12/1/13 (A) ...........................              545

              WASHINGTON (2.3%)
     800      Washington State Housing
              Finance Commission -
              Panorama City Project
              1.10% Due 1/1/27 (A) ............................              800

   1,525      Washington State Merlots
              Series A11
              1.12% Due 6/1/17 (A) ............................            1,525

              WEST VIRGINIA (0.7%)
     700      Putnam County West Virginia
              Industrial Development
              Revenue FMC Corp. Project
              1.15% Due 10/1/11 (A) ...........................              700

              WISCONSIN (4.0%)
   1,000      West Salem Wisconsin
              School District Tax &
              Revenue Anticipation Notes
              1.75% Due 9/1/04 ................................            1,001

     900      Wisconsin State Health &
              Educational Facilities Authority
              Revenue Oakwood Series B
              1.11% Due 8/15/30 (A) ...........................              900

   1,000      Wisconsin State Health &
              Educational Faculties Authority
              Revenue Meriter Hospital
              Inc. Project
              1.13% Due 12/1/32 (A) ...........................            1,000


                      See notes to financial statements
Page 22




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2004 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                       TAX FREE MONEY MARKET (CONTINUED)

$  1,200     Wisconsin State Health and
             Educational Facilities -
             Gundersen Lutheran Series B
             1.08% Due 12/1/29 ................................        $   1,200

             MULTI STATE (6.0%)
   5,300     GAF Tax Exempt Bond
             Grantor Trust Series A
             2.00% Due 4/1/08 (A)(B) ..........................            5,300

     500     Greystone Municipal Lease
             Certificates Series A
             1.25% Due 7/1/05 (A)(C) ..........................              500

     300     Greystone Tax Exempt
             Certificate Trust 1 Series
             Certificates of Beneficial
             Ownership
             1.22% Due 5/1/28 (A)(D) ..........................              300
                                                                       ---------

             TOTAL INVESTMENTS (100.8%)
             (Cost $103,221) ..................................          103,221

             LIABILITIES IN EXCESS OF
             OTHER
             ASSETS (-0.8%) ...................................             (778)
                                                                       ---------

             TOTAL NET ASSETS (100.0%) ........................        $ 102,443
                                                                       =========


(A)  Interest rate subject to change approximately every 1 to 397 days.
     Principal payable on demand at periodic intervals at the fund's option.
(B)  IN - 36%, TN- 64%.
(C)  CA - 9.1%, CT - 0.2%, FL - 7.3%, GA - 1.9%, IL - 0.6%, IN - 8.8%, KY -
     4.2%, MA - 1.3%, ME - 8.6%, MI - 9.6%, MN - 0.7%, NH - 2.6%, NJ - 22.6%, NY
     - 7.3%, OH - 1.8% OK - 0.4%, PA - 2.0%, SC -6.3%, TX - 4.7%.
(D)  AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%.




                       TAX FREE MONEY MARKET (CONTINUED)


                         WPG TAX FREE MONEY MARKET FUND
                             INDUSTRY CONCENTRATIONS
% OF NET                                                                 VALUE
 ASSETS                                                                  000'S
--------------------------------------------------------------------------------
   16.3%        Industrial Revenue Bond ....................          $  16,700
   14.4%        Cash Equivalents ...........................             14,740
   13.5%        Cashflow Notes .............................             13,796
   11.4%        Not-for-Profit .............................             11,716
   10.4%        Education ..................................             10,600
    7.7%        Multi-Family Housing .......................              7,930
    6.0%        Nursing Home ...............................              6,185
    6.0%        Asset Backed ...............................              6,100
    5.5%        Water/Sewer/Utilities ......................              5,625
    5.5%        Health Care ................................              5,615
    1.5%        General Obligations ........................              1,525
    1.4%        Local General Obligations ..................              1,414
    0.5%        Investor Owned Utility .....................                545
    0.4%        Annual Appropriation .......................                430
    0.3%        Miscellaneous Revenue ......................                300
--------                                                              ---------
  100.8%        Total Investments ..........................            103,221

                Liabilities in Excess
   -0.8%        of Other Assets ............................               (778)
--------                                                              ---------
  100.0%        Total Net Assets ...........................          $ 102,443
========                                                              =========









                       See notes to financial statements


                                                                         Page 23

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2004 - (UNAUDITED)





                                                              LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                     TUDOR      GROWTH        EQUITY
-------------------------------------------------------------------------------------
        ASSETS

Investments at value # (including securities
    on loan in Tudor valued at $4,629) ........    $59,739    $48,308    $15,662
Investments in Repurchase Agreements, at value #     1,361          0          0
Cash ..........................................          3        159          0
Receivable for investment securities sold .....        565          0          0
Receivable for Fund shares sold ...............          0          0          0
Dividends and interest receivable .............         52         46         20
Other assets ..................................         10          8          2
                                                   -------    -------    -------
                                                    61,730     48,521     15,684
                                                   -------    -------    -------

        LIABILITIES
Distributions payable .........................          0          0          0
Payable for investment securities purchased ...        211          0          0
Accrued investment advisory fee payable -
Note 5 ........................................         44         30          4
Accrued administration fee payable - Note 5 ...          4          4          0
Accrued expenses ..............................         39         32         29
                                                       298         66         33
                                                   -------    -------    -------
        NET ASSETS ............................     61,432     48,455     15,651
                                                   =======    =======    =======

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .........      1,157      1,899          4
Paid-in surplus ...............................     50,834     38,372     16,459
Distributions in excess of net investment
income ........................................       (190)       (32)       (29)
Accumulated net realized gains (losses) on
investments ...................................      3,867      5,106     (3,251)
Net unrealized appreciation/(depreciation) on
investments ...................................      5,764      3,110      2,468
                                                   -------    -------    -------
NET ASSETS APPLIED TO OUTSTANDING SHARES ......     61,432     48,455     15,651
                                                   =======    =======    =======

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ...........................      3,472      1,899      4,313
                                                   =======    =======    =======
Par Value .....................................    $ .33 1/3  $  1.00    $ 0.001
                                                   =======    =======    =======
Net asset value per share .....................    $ 17.69    $ 25.51    $  3.63
                                                   =======    =======    =======

# INVESTMENTS AT COST .........................     55,336     45,198     13,194
                                                   =======    =======    =======

UNREALIZED APPRECIATION/(DEPRECIATION):
    Gross appreciation ........................      6,859      4,460      2,614
    Gross depreciation ........................     (1,095)    (1,350)      (146)
                                                   -------    -------    -------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ....      5,764      3,110      2,468
                                                   =======    =======    =======









Page 24                   See notes to financial statements










               INTERMEDIATE
                MUNICIPAL      GOVERNMENT    TAX FREE
CORE BOND         BOND        MONEY MARKET MONEY MARKET
---------         ----        ------------ ------------






  $201,453       $ 17,782       $ 90,299       $103,221

         0              0         21,437              0
     1,022             21              0          1,015
    17,207            110              0              0
         0              0             90              0
       998            253              1            313
        66              2             15             16
  --------       --------       --------       --------
   220,746         18,168        111,842        104,565
  --------       --------       --------       --------


       417             53              8             14
    62,230              0              0          2,026
        17              0             45             43
         0              0              4              3
        30             18             58             36
  --------       --------       --------       --------
    62,694             71            115          2,122
  --------       --------       --------       --------
   158,052         18,097        111,727        102,443
  ========       ========       ========       ========



        15              2            112            102
   165,117         17,657        111,605        102,368

         0            (21)             0              0

    (7,036)           (19)            10            (27)


       (44)           478              0              0
  --------       --------       --------       --------
   158,052         18,097        111,727        102,443
  ========       ========       ========       ========





    15,024          1,733        111,532        102,472
  ========       ========       ========       ========
  $  0.001       $  0.001       $  0.001       $  0.001
  ========       ========       ========       ========
  $  10.52       $  10.44       $   1.00       $   1.00
  ========       ========       ========       ========


   201,497         17,304        111,736        103,221
  ========       ========       ========       ========


     1,156            512              0              0

    (1,200)           (34)             0              0
  --------       --------       --------       --------
       (44)           478              0              0
  ========       ========       ========       ========









                    See notes to financial statements                   Page 25



WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR SIX MONTHS ENDED JUNE 30, 2004 - (UNAUDITED)

                                                            LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                   TUDOR       GROWTH      EQUITY
------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ..................................    $   259     $   328     $   124
Interest ...................................          8           0           0
Income from securities loaned - Note 3 .....          6           0           0
Other ......................................          1           0           8
                                                -------     -------     -------
                                                    274         328         132
                                                -------     -------     -------

EXPENSES:
Investment advisory fee - Note 5 ...........        271         194          60
Transfer agent fees and expenses ...........         53          42          26
Administration fees - Note 5 ...............         38          35           4
Custodian fees and expenses - Note 7 .......         12           8           5
Fund accounting fees and expenses ..........         20          18           8
Professional fees ..........................         36          32          23
Trustees' fees and expenses ................          9           9           8
Registration fees ..........................         11          10           9
Shareholders' reports ......................          5           4           3
Other expenses .............................         10          10           3
                                                -------     -------     -------
                                                    465         362         149

Less fees waived by adviser ................          0          (2)        (37)
Less expenses paid indirectly - Note 7 .....         (1)          0           0
                                                -------     -------     -------
                                                    464         360         112
                                                -------     -------     -------
NET INVESTMENT INCOME/(LOSS) ...............       (190)        (32)         20
                                                -------     -------     -------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
    Net realized gain/(loss) on investments       5,447       5,492         981
    Change in unrealized
     appreciation/(depreciation)
     on investments ........................       (470)     (5,016)       (566)
                                                -------     -------     -------
NET GAIN/(LOSS) ON INVESTMENTS .............      4,977         476         415
                                                -------     -------     -------

NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................      4,787         444         435
                                                =======     =======     =======


















Page 26                    See notes to financial statements




                      INTERMEDIATE          GOVERNMENT          TAX FREE
                        MUNICIPAL             MONEY              MONEY
CORE BOND                 BOND                MARKET             MARKET
--------------------------------------------------------------------------------

$       0              $     0              $     0             $     0
    2,298                  418                  640                 684
       13                    0                    0                   0
        1                    0                    0                   0
---------              -------              -------             -------
    2,312                  418                  640                 684
---------              -------              -------             -------


      335                   47                  299                 286
       31                   24                   65                  34
        0                    0                   24                  23
       16                    2                   10                   9
       49                   10                   44                  41
       52                   16                   46                  45
       10                    8                   10                  10
        8                    8                   10                  10
        3                    3                    4                   3
       16                    6                   14                  16
---------              -------              -------             -------
      520                  124                  526                 477

     (199)                 (43)                   0                   0
       (1)                   0                    0                   0
---------              -------              -------             -------
      320                   81                  526                 477
---------              -------              -------             -------
    1,992                  337                  114                 207
---------              -------              -------             -------



      148                   (4)                  10                  (4)

   (1,779)                (523)                   0                   0
---------              -------              -------             -------
   (1,631)                (527)                  10                  (4)
---------              -------              -------             -------


      361                 (190)                 124                 203
=========              =======              =======             =======


















                       See notes to financial statements                 Page 27





WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                LARGE CAP            QUANTITATIVE
                                          TUDOR                  GROWTH                  EQUITY
-----------------------------------------------------------------------------------------------------
                                     SIX                      SIX                    SIX
                                    MONTHS      YEAR         MONTHS     YEAR        MONTHS      YEAR
$ IN THOUSANDS                       ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                    6/30/04*     2003       6/30/04*     2003       6/30/04*     2003
                                    --------     ----       --------     ----       --------     ----
OPERATIONS:
Net investment income/(loss) ..   ($   190)   ($   431)   ($    32)   ($   245)   $     20    $     19
Net realized gain/(loss)
  on investments ..............      5,447      15,641       5,492       3,459         981      (1,065)
Change in unrealized
  appreciation/(depreciation)
  on investments ..............       (470)      4,673      (5,016)      9,881        (566)      5,083
                                  --------    --------    --------    --------    --------    --------
NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS .............      4,787      19,883         444      13,095         435       4,037
                                  --------    --------    --------    --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ..          0           0           0           0           0           0
  From realized gains .........          0           0           0           0           0           0
                                  --------    --------    --------    --------    --------    --------
NET DECREASE DUE TO
  DISTRIBUTIONS ...............          0           0           0           0           0           0
                                  --------    --------    --------    --------    --------    --------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:
  Received on issuance:
  Shares sold .................      1,188      22,281         694       3,333         421         884
  Distributions reinvested ....          0           0           0           0           0           0
  Shares redeemed .............     (2,825)    (31,587)     (5,038)     (7,485)     (1,128)     (4,143)
                                  --------    --------    --------    --------    --------    --------
NET INCREASE/(DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS ..     (1,637)     (9,306)     (4,344)     (4,152)       (707)     (3,259)
                                  --------    --------    --------    --------    --------    --------

TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ...............      3,150      10,577      (3,900)      8,943        (272)        778

NET ASSETS:
Beginning of period ...........     58,282      47,705      52,355      43,412      15,923      15,145
                                  --------    --------    --------    --------    --------    --------
End of period# ................     61,432      58,282      48,455      52,355      15,651      15,923
                                  ========    ========    ========    ========    ========    ========

#Includes distributions in
  excess of net investment
  income ......................   ($   190)   $      0    ($    32)   $      0    ($    29)   ($    49)
                                  ========    ========    ========    ========    ========    ========

Transactions in shares of the
  funds (in thousands):
  Sold ........................         69       1,804          27         150         117         275
  Reinvestment of distributions          0           0           0           0           0           0
  Redeemed ....................       (164)     (2,483)       (200)       (344)       (318)     (1,279)
                                  --------    --------    --------    --------    --------    --------
Net increase/(decrease) .......        (95)       (679)       (173)       (194)       (201)     (1,004)
                                  ========    ========    ========    ========    ========    ========


* Unaudited






Page 28                          See notes to financial statements


                                        INTERMEDIATE
            CORE                         MUNICIPAL                 GOVERNMENT                     TAX FREE
            BOND                            BOND                   MONEY MARKET                  MONEY MARKET
----------------------------------------------------------------------------------------------------------------------

    SIX                             SIX                         SIX                           SIX
   MONTHS           YEAR           MONTHS         YEAR         MONTHS         YEAR           MONTHS         YEAR
    ENDED          ENDED           ENDED          ENDED         ENDED         ENDED           ENDED         ENDED
  6/30/04*          2003          6/30/04*        2003         6/30/04*        2003          6/30/04*        2003
  --------          ----          --------        ----         --------        ----          --------        ----

$     1,992    $     3,340    $       337    $       734    $       114    $       454    $       207    $       792

        148          2,945             (4)           129             10              0             (4)             0


     (1,779)        (1,072)          (523)          (125)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        361          5,213           (190)           738            124            454            203            792
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (1,992)        (3,340)          (337)          (734)          (114)          (454)          (207)          (792)
          0              0              0           (140)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (1,992)        (3,340)          (337)          (874)          (114)          (454)          (207)          (792)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



     33,724         72,014          3,295          7,787      1,665,854      4,144,705        855,037      1,833,687
      1,398          2,830            185            558            100            449            186            779
    (21,257)       (36,160)        (4,447)        (9,065)    (1,702,017)    (4,126,250)      (876,503)    (1,872,679)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     13,865         38,684           (967)          (720)       (36,063)        18,904        (21,280)       (38,213)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     12,234         40,557         (1,494)          (856)       (36,053)        18,904        (21,284)       (38,213)


    145,818        105,261         19,591         20,447        147,780        128,876        123,727        161,940
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    158,052        145,818         18,097         19,591        111,727        147,780        102,443        123,727
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

$         0    $         0    ($       21)   ($       21)   $         0    $         0    $         0    $         0
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

      3,195          6,789            309            725      1,665,853      4,144,705        855,037      1,833,687
        130            241             17             48            100            449            186            779
     (1,980)        (3,432)          (417)          (840)    (1,702,017)    (4,126,250)      (876,503)    (1,872,679)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      1,345          3,598            (91)           (67)       (36,064)        18,904        (21,280)       (38,213)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========








                                     See notes to financial statements                               Page 29

WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
   The following are open-end management investment companies (the "Funds") registered under the Investment Company Act of 1940 (the "Act"):
        WPG Tudor Fund ("Tudor")
        WPG Large Cap Growth Fund ("Large Cap Growth")
        Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
            WPG Quantitative Equity Fund ("Quantitative Equity")
            WPG Core Bond Fund ("Core Bond")
            WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
            WPG Tax Free Money Market Fund ("Tax Free Money Market")

   Each fund is diversified.

     Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION
     COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

     MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

     SHORT TERM SECURITIES (OTHER THAN THE MONEY MARKET FUNDS) -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

     FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

     OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

FEDERAL INCOME TAXES
     The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax provision is required. As of December 31, 2003, the following Funds had capital loss carryforwards to offset future capital gains:

(IN THOUSANDS)
                                                    YEAR OF EXPIRATION
                                                    ------------------
FUND                            2004    2005    2006    2007    2008    2009   2010     2011
----                            ----    ----    ----    ----    ----    ----   ----     ----
Tudor                             0       0       0       0       0       0     896       0
Large Cap Growth                  0       0       0       0       0       0     354       0
Quantitative Equity               0       0       0       0       0     238   2,380   1,408
Core Bond                       753       0       0   6,170       0       0       0       0
Intermediate Municipal Bond       0       0       0       0       0       0       0       0
Government Money                  0       0       0       0       0       0       0       0
Tax Free Money Market             3       4       1       5       0       5       5       0


In addition, Intermediate Municipal Bond Fund generated a post-October 31, 2003 net capital loss of $14,605, which, if unused, will expire on December 31, 2012. The Core Bond, Government Money Market and Tax Free Money Market Funds had capital loss carryforwards of $16,947,663, $1,540,775 and $1,383 respectively, which expire on December 31, 2003.

At December 31, 2003 the components of accumulated earnings on a tax basis were as follows:

(IN THOUSANDS)                                                                    NET UNREALIZED
                                DISTRIBUTIONS IN            ACCUMULATED            APPRECIATION
                                  EXCESS OF NET             NET REALIZED          (DEPRECIATION)
FUND                            INVESTMENT INCOME      LOSSES ON INVESTMENTS      ON INVESTMENTS
----                            -----------------      ---------------------      --------------
Tudor                                  0                      (896)                     5,550
Large Cap Growth                       0                      (354)                     8,094
Quantitative Equity                   19                    (4,026)                     2,828
Core Bond                              0                    (6,923)                     1,474
Intermediate Municipal Bond            0                         0                      1,001
Government Money Market                0                         0                          0
Tax-Free Money Market                  0                       (23)                         0


The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities are primarily due to wash sales and post-October losses.

At December 31, 2003, the cost of investments for federal income tax purposes is as follows:

(IN THOUSANDS)                                                                          NET
                                    COST OF         GROSS           GROSS           APPRECIATION
FUND                              INVESTMENTS    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
----                              -----------    ------------    --------------    --------------
Tudor                                52,720         6,824           (1,274)            5,550
Large Cap Growth                     44,930         8,170              (76)            8,094
Quantitative Equity                  12,914         2,915              (87)            2,828
Core Bond                           189,291         1,848             (374)            1,474
Intermediate Municipal Bond          18,156         1,002               (1)            1,001
Government Money Market             142,039             0                0                 0
Tax-Free Money Market               127,852             0                0                 0

WEISS, PECK & GREER MUTUAL FUNDS

RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) distributions in excess of net investment income, distributions in excess of net realized gains on investments and currencies and paid-in surplus for the Funds as follows:

(IN THOUSANDS)
                                DISTRIBUTIONS IN          ACCUMULATED
                                  EXCESS OF NET           NET REALIZED         PAID IN
FUND                            INVESTMENT INCOME     LOSSES ON INVESTMENTS     SURPLUS
----                            -----------------     ---------------------     -------
Tudor                                  431                     (4)               (427)
Large Cap Growth                       245                    441                (686)
Quantitative Equity                      0                      0                   0
Core Bond                               37                 16,962             (16,999)
Intermediate Municipal Bond              4                     (4)                  0
Government Money Market                  0                  1,541              (1,541)
Tax-Free Money Market                    0                      1                  (1)

     The primary permanent differences causing such reclassifications are due to currency gains and losses and the expiration of net operating losses. The reclassifications have no impact on the net assets of the respective Funds.

DISTRIBUTION TO SHAREHOLDERS
     DIVIDENDS FROM NET INVESTMENT INCOME -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity and the Large Cap Growth Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

     DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

     The character of distributions for each Funds' fiscal years ended December 31, 2003 and December 31, 2002 is as follows:


(IN THOUSANDS)                          ORDINARY    CAPITAL GAIN (B) EXEMPT-INTEREST
FUND                                 2003   2002(A)   2003    2002   2003     2002
----                                 ----   -------   ----    ----   ----     ----
Tudor                                  0       0       0       0       0       0
Large Cap Growth                       0       0       0       0       0       0
Quantitative Equity                    0       0       0       0       0       0
Core Bond                          3,340   4,346       0       0       0       0
Intermediate Municipal Bond            0      77     140     226     734     774
Government Money Market              454   2,668       0       0       0       0
Tax-Free Money Market                  0       0       0       0     792   2,078


     Notes: (a) Includes distributions from Funds' net short-term capital gains.
     (b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

WEISS, PECK & GREER MUTUAL FUNDS

REPURCHASE AGREEMENTS (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)
     It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

FUTURES (TUDOR, QUANTITATIVE EQUITY, CORE BOND)
     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At June 30, 2004, the Funds did not hold any futures.

OPTIONS WRITING (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)
     A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Funds only enter into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees. At June 30, 2004, the Funds did not have any written options outstanding.

FOREIGN SECURITIES (TUDOR, LARGE CAP GROWTH)
     Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

FORWARD CURRENCY CONTRACTS (TUDOR, LARGE CAP GROWTH)
     A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At June 30, 2004, the Funds did not hold any foreign currency contracts.

WEISS, PECK & GREER MUTUAL FUNDS

FOREIGN CURRENCY TRANSACTIONS (TUDOR, LARGE CAP GROWTH)
     The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

USE OF ESTIMATES
     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2- SECURITIES TRANSACTIONS
     For the six months ended June 30, 2004, sales proceeds, cost of securities purchased, (other than short-term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:

                         PROCEEDS        COST OF                 COMMISSIONS
                       OF SECURITIES   SECURITIES     TOTAL      RECEIVED BY
                          SOLD         PURCHASED   COMMISSIONS      WPG
                         (000'S)        (000'S)      (000'S)      (000'S)
                         -------        -------      -------      -------
Tudor                   $ 48,440       $ 45,946     $    313     $      3
Large Cap Growth          45,067         41,003           58           12
Quantitative Equity       10,175          9,680           22            1
Core Bond                217,974        235,610            0            0
Municipal Bond             1,466          1,123            0            0

     The proceeds for securities sold and cost of securities purchased for the Core Bond Fund do not include mortgage dollar roll transactions.

3- SECURITIES LENDING (TUDOR, CORE BOND)
     At June 30, 2004, the Tudor Fund loaned securities valued at $4,629,447. For collateral the Tudor Fund received a letter of credit from Danske Bank in an amount equal to $4,950,000. For the six months ended June 30, 2004, the Tudor Fund earned $5,688 in securities lending fees, net of custodian expenses, respectively.

4- MORTGAGE DOLLAR ROLLS (CORE BOND)
     The Core Bond Fund may enter into mortgage dollar rolls in which Core
     Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss daily equal to the difference between the original value of the purchase and the current market value. The Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Core Bond Fund's right to repurchase or sell securities may be limited.

WEISS, PECK & GREER MUTUAL FUNDS

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     WPG Investments ("WPG" or the "Adviser") serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:

Tudor                     .90% of net assets up to $300 million
                          .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

Large Cap Growth          .75% of net assets

Quantitative Equity       .75% of net assets

Core Bond                 .45% of net assets

Intermediate Municipal
  Bond                    .00% while net assets under
                          $17 million .50% while net assets in excess of $17 million

Government Money Market   .50% of net assets up to $500 million
         &                .45% of net assets $500 million to $1 billion
Tax Free Money Market     .40% of net assets $1 billion to $1.5 billion
                          .35% of net assets in excess of $1.5 billion

     The adviser has agreed to cap some Fund's operating expenses and may not discontinue or modify the cap without the approval of the Fund's trustees. The Quantitative Equity Fund and the Large Cap Growth Fund fees are capped at 1.40%, the Core Bond Fund's advisory fee is capped at 0.43% and the Intermediate Municipal Bond Fund's fees are capped at 0.85%. The Quantitative Equity Fund did not seek reimbursement of any advisory fees waived in 2003.

     Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2004 through April 30, 2004 WPG was entitled to receive the following fees based upon a percentage of average daily net assets:
     Tudor 0.15%, Large Cap Growth 0.16%, Quantitative Equity 0.07%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.04%, and Tax Free Money Market 0.04%. As of May 1, 2004, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.08% and Large Cap Growth 0.09%. The fee for all of the other Funds remained the same.

6- DISTRIBUTION PLAN (CORE BOND)
     The Trust has adopted a plan of Distribution (the "Plan") under Section 12
     (b) of the 1940 Act and Rule 12b-1 thereunder. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

     For the year ended June 30, 2004, expenses incurred under the Plan were $0.

     Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

WEISS, PECK & GREER MUTUAL FUNDS

7- CUSTODIAN FEES
     Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six months ended June 30, 2004 the Funds' custodian fees and related offset were as follows:

                                      CUSTODIAN           OFFSET
                                        FEE               CREDIT
                                        ---               ------
Tudor                                 $11,726           $ 1,080
Large Cap Growth                        7,962               244
Quantitative Equity                     4,965               218
Core Bond                              16,072               641
Municipal Bond                          1,766               176
Government Money Market                10,002                87
Tax Free Money Market                   9,451               384

     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

8- FEDERAL INCOME STATUS OF DIVIDENDS
     The Tax Free Money Market and Intermediate Municipal Bond Fund have determined that all dividends paid during the year ended December 31, 2003 were paid from investment income and are exempt from Federal income tax. None of these dividends are subject to the Alternative Minimum Tax. The Intermediate Municipal Bond Fund distributed long-term capital gains to shareholders during the fiscal year ended December 31, 2003 of $61,652 taxed at the maximum rate of 15% and $82,094 taxed at a maximum rate of 20%.

9- PROXY INFORMATION
     A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the voting record for the 12 months ended 6/30/04 are available, without charge, by calling our shareholder service line, toll free at 800-223-3332. This information is also available via the SEC's web site at http://www.sec.gov.


WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS  (FOR THE YEARS ENDED DECEMBER 31 EXCEPT FOR 2004 WHICH IS FOR SIX MONTHS ENDED JUNE 30)

$ PER SHARE                                                                                            RATIOS (A)



                                                                                                               RATIO
                                                                                                                OF
                                      TOTAL                                                                     NET
                             NET     INCOME/           DISTRI-                                                 INVEST-
                           REALIZED  (LOSS)            BUTIONS                                                  MENT
           NET       NET     AND      FROM   DIVIDENDS  FROM               NET                 NET      RATIO   NET
          ASSET    INVEST- UNREALIZED INVEST-  FROM      NET              ASSET             ASSETS AT    OF    INCOME
        VALUE AT    MENT   GAINS OR    MENT    NET     REALIZED  TOTAL  VALUE AT             END OF   EXPENSES (LOSS)   PORTFOLIO
       BEGINNING   INCOME  (LOSSES)   OPERA- INVEST-   CAPITAL   DISTRI- END OF    TOTAL      YEAR       TO      TO      TURNOVER
         OF        (LOSS)     ON      TIONS   MENT     GAINS     BUTIONS PERIOD   RETURN    ($000'S)  AVERAGE  AVERAGE    RATE
        PERIOD             INVEST-           INCOME                                                    NET       NET
                            MENTS                                                                     ASSETS   ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

TUDOR
2004*   $   16.34  $(0.05)  $ 1.40   $ 1.35   $ 0.00   $ 0.00   $ 0.00   $ 17.69     8.26%   $ 61,432   1.54%  (0.63%)  156.5%
2003        11.24    0.00     5.10     5.10     0.00     0.00     0.00     16.34    45.37      58,282   1.68   (0.83)   228.3
2002        15.21    0.00    (3.97)   (3.97)    0.00     0.00     0.00     11.24   (26.10)     47,705   1.54   (0.81)   105.6
2001        18.41    0.00    (2.73)   (2.73)    0.00    (0.47)   (0.47)    15.21   (14.78)     71,324   1.38    0.11    128.1
2000        22.91    0.00    (1.50)   (1.50)    0.00    (3.00)   (3.00)    18.41    (5.20)     94,418   1.28   (0.22)    84.0
1999        15.74    0.00     9.88     9.88     0.00    (2.71)   (2.71)    22.91    63.26     108,780   1.37   (0.37)   139.4

LARGE CAP GROWTH FUND
2004*       25.27   (0.02)    0.26     0.24     0.00     0.00     0.00     25.51     0.95      48,455   1.39   (0.12)   160.1
2003        19.16    0.00     6.11     6.11     0.00     0.00     0.00     25.27    31.89      52,355   1.44   (0.52)   126.8
2002        26.46    0.00    (7.30)   (7.30)    0.00     0.00     0.00     19.16   (27.59)     43,412   1.25   (0.42)   107.9
2001        33.60   (0.01)   (6.86)   (6.87)    0.00    (0.27)   (0.27)    26.46   (20.45)     74,931   1.14   (0.11)    56.4
2000        39.88    0.01    (0.94)   (0.93)    0.00    (5.35)   (5.35)    33.60    (1.68)    109,347   1.01   (0.03)    78.2
1999        40.64    0.14     4.91     5.05    (0.16)   (5.65)   (5.81)    39.88    12.68     145,734   1.03    0.40     68.1

QUANTITATIVE EQUITY FUND
2004*        3.53    0.02     0.08     0.10     0.00     0.00     0.00      3.63     2.83      15,651   1.40    0.25    121.2
2003         2.74    0.00     0.79     0.79     0.00     0.00     0.00      3.53    28.83      15,923   1.53    0.12    107.7
2002         3.49    0.00    (0.75)   (0.75)    0.00     0.00     0.00      2.74   (21.49)     15,145   1.67   (0.10)    74.7
2001         3.86    0.00    (0.37)   (0.37)    0.00     0.00     0.00      3.49    (9.59)     22,387   1.41   (0.30)    91.5
2000         5.23    0.00    (0.42)   (0.42)   (0.01)   (0.94)   (0.95)     3.86    (7.32)     29,824   1.23    0.02    106.6
1999         5.79    0.02     0.73     0.75    (0.03)   (1.28)   (1.31)     5.23    13.90      76,452   1.08    0.24     95.6


* Unaudited
(A) Ratios and Portfolio Turnover for 2004 are annualized.

                       See notes to financial statements.


                                                                         Page 37



WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS            (FOR THE YEARS ENDED DECEMBER 31 EXCEPT FOR 2004 WHICH IS FOR SIX MONTHS ENDED JUNE 30)

$ PER SHARE                                                                                            RATIOS (A)

                                                                                                              RATIO
                                                                                                                OF
                                      TOTAL                                                                     NET
                             NET     INCOME/           DISTRI-                                                 INVEST-
                           REALIZED  (LOSS)            BUTIONS                                                  MENT
           NET       NET     AND      FROM   DIVIDENDS  FROM               NET                 NET      RATIO   NET
          ASSET    INVEST- UNREALIZED INVEST-  FROM      NET              ASSET             ASSETS AT    OF    INCOME
        VALUE AT    MENT   GAINS OR    MENT    NET     REALIZED  TOTAL  VALUE AT             END OF   EXPENSES (LOSS)   PORTFOLIO
       BEGINNING   INCOME  (LOSSES)   OPERA- INVEST-   CAPITAL   DISTRI- END OF    TOTAL      YEAR       TO      TO      TURNOVER
         OF        (LOSS)     ON      TIONS   MENT     GAINS     BUTIONS PERIOD   RETURN    ($000'S)  AVERAGE  AVERAGE    RATE
        PERIOD             INVEST-           INCOME                                                    NET       NET
                            MENTS                                                                     ASSETS   ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

CORE BOND
2004*      $10.66   $0.14   $(0.14)   $0.00   $(0.14)   $0.00   $(0.14)   $10.52     0.00%   $158,052   0.43%   2.68%   407.7%
2003        10.44    0.30     0.22     0.52    (0.30)    0.00    (0.30)    10.66     5.04     145,818   0.45    2.81    561.8
2002         9.80    0.40     0.64     1.04    (0.40)    0.00    (0.40)    10.44    10.87     105,261   0.50    4.02    539.2
2001         9.40    0.49     0.40     0.89    (0.49)    0.00    (0.49)     9.80     9.64     123,797   0.50    5.04    431.5
2000         9.07    0.60     0.33     0.93    (0.60)    0.00    (0.60)     9.40    10.66     114,547   0.50    6.58    509.0
1999         9.64    0.56    (0.57)   (0.01)   (0.56)    0.00    (0.56)     9.07    (0.12)    137,487   0.50    5.98    531.2

INTERMEDIATE MUNICIPAL BOND
2004*          10.74     0.19   (0.30)    (0.11)   (0.19)  0.00    (0.19)   10.44   (1.06)   18,097    0.85    3.54      12.0
2003           10.81     0.39   0.01      0.40     (0.39)  (0.08)  (0.47)   10.74   3.73     19,591    0.85    3.60      28.6
2002           10.40     0.42   0.57      0.99     (0.42)  (0.16)  (0.58)   10.81   9.70     20,447    0.85    3.90      43.5
2001           10.44     0.46   0.00      0.46     (0.44)  (0.06)  (0.50)   10.40   4.42     19,067    0.84    4.18      34.6
2000           10.05     0.46   0.39      0.85     (0.46)  0.00    (0.46)   10.44   8.73     16,941    0.81    4.58      23.8
1999           10.55     0.44   (0.50)    (0.06)   (0.44)  0.00    (0.44)   10.05   (0.54)   20,210    0.85    4.32      83.2

GOVERNMENT MONEY MARKET
2004*          1.00      0.00   0.00      0.00     0.00    0.00    0.00     1.00    0.09     111,727   0.88    0.19       N/A
2003           1.00      0.00   0.00      0.00     0.00    0.00    0.00     1.00    0.33     147,780   0.83    0.33       N/A
2002           1.00      0.01   0.00      0.01     (0.01)  0.00    (0.01)   1.00    1.07     128,876   0.75    1.15       N/A
2001           1.00      0.04   0.00      0.04     (0.04)  0.00    (0.04)   1.00    3.61     391,853   0.69    3.57       N/A
2000           1.00      0.06   0.00      0.06     (0.06)  0.00    (0.06)   1.00    5.74     375,679   0.68    5.59       N/A
1999           1.00      0.04   0.00      0.04     (0.04)  0.00    (0.04)   1.00    4.45     372,448   0.70    4.36       N/A

TAX FREE MONEY MARKET
2004*          1.00      0.00   0.00      0.00     0.00    0.00    0.00     1.00    0.18     102,443   0.83    0.36       N/A
2003           1.00      0.01   0.00      0.01     (0.01)  0.00    (0.01)   1.00    0.54     123,727   0.76    0.55       N/A
2002           1.00      0.01   0.00      0.01     (0.01)  0.00    (0.01)   1.00    1.02     161,940   0.69    1.02       N/A
2001           1.00      0.03   0.00      0.03     (0.03)  0.00    (0.03)   1.00    2.51     205,904   0.67    2.52       N/A
2000           1.00      0.04   0.00      0.04     (0.04)  0.00    (0.04)   1.00    3.71     208,911   0.70    3.67       N/A
1999           1.00      0.03   0.00      0.03     (0.03)  0.00    (0.03)   1.00    2.80     117,520   0.76    2.76       N/A



  *Unaudited

(A) Ratios and Portfolio Turnover for 2004 are annualized.


                       See notes to financial statements.


Page 38

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

           The Adviser agreed to cap certain Funds' operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee Investment for Core Bond, Intermediate Municipal Bond, Large Cap Growth and Quantitative Equity. The Adviser may not discontinue or modify this cap without the approval of the Funds' Trustees. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the ratio of expenses to average net assets and ratio of net income to average net assets would have been:
                                                             RATIO OF
                                              RATIO OF       NET
                                              EXPENSES       INCOME
                                              TO AVERAGE     TO AVERAGE
                                              NET ASSETS     NET ASSETS
                                              ----------     ----------
         LARGE CAP GROWTH
         2004*                                1.41%          (0.14)%
         QUANTITATIVE EQUITY
         2004*                                1.86%          (0.21)%
         2003                                 1.79%          (0.14)%
         2001                                 1.42%          (0.31)%
         2000                                 1.24%          0.01%
         CORE BOND
         2004*                                0.70%          2.41%
         2003                                 0.75%          2.51%
         2002                                 0.83%          3.69%
         2001                                 0.81%          4.73%
         2000                                 0.79%          6.29%
         1999                                 0.81%          5.67%
         INTERMEDIATE MUNICIPAL BOND
         2004*                                1.30%          3.09%
         2003                                 1.19%          3.26%
         2002                                 1.17%          3.58%
         2001                                 1.15%          3.87%
         2000                                 1.04%          4.35%
         1999                                 1.08%          4.09%
         GOVERNMENT MONEY MARKET
         2002                                 0.76%          1.14%

The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1999 and 2002 for the Quantitative Equity Fund, in 1999, 2000, 2001 and 2003 for the Government Money Market Fund and 1999, 2000, 2001, 2002 and 2003 for the Tudor, Large Cap Growth and Tax Free Money Market Funds.

 *Unaudited.


WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - (UNAUDITED)

TRUSTEES
NAME, ADDRESS, DATE OF BIRTH
POSITION(S) HELD WITH              PRINCIPAL
FUND AND LENGTH OF SERVICE         OCCUPATION(S)                              OTHER DIRECTORSHIPS
AS A TRUSTEE                       PAST 5 YEARS                               HELD BY TRUSTEE

---------------------------------------------------------------------------------------------------------------

DANIEL S. VANDIVORT                Senior Managing Director
One New York Plaza                 Robeco USA, Inc.
New York, NY 10004
7/4/54
Chairman of the Board and
Trustee since 2004

---------------------------------------------------------------------------------------------------------------

RAYMOND R. HERRMANN, JR.           Chairman of the Board of                   Life Member of Board of Overseers
60 E. 42nd Street                  Sunbelt Beverage Corp.                     of Cornell Medical College
Suite 1915                         Former Vice Chairman and                   Director of Sky Ranch for Boys
New York, NY 10165                 Director McKesson Corp.
9/11/20
Trustee since 1970

---------------------------------------------------------------------------------------------------------------

ROBERT A. STRANIERE                Member of New York State                   Director of various Reich and
182 Rose Avenue                    Assembly                                   Tang Funds
Staten Island, NY 10306            Sole proprietor of Straniere
3/28/41                            Law Firm
Trustee since 1992

---------------------------------------------------------------------------------------------------------------

WILLIAM B. ROSS                    Self-employed Financial Consultant
4044 N. Farwell Avenue
Shorewood, WI 53211
8/22/27
Trustee since 1972

---------------------------------------------------------------------------------------------------------------

LAWRENCE J. ISRAEL                 Private Investor                           Member of Board of Governors
170 Broadway                                                                  of Touro Infirmary
Suite 249                                                                     Member of Touro Foundation Board
New Orleans, LA 70018                                                         Member of Board of Administrators
12/13/34                                                                      and Executive Committee of
Trustee since 1990                                                            Tulane University
                                                                              Member of the Intercollegiate
                                                                              Athletics Committee of the
                                                                              Administrators of Tulane
                                                                              Educational Fund

---------------------------------------------------------------------------------------------------------------


GRAHAM E. JONES                    Senior Vice President, BGK Realty Inc.     Trustee of various investment
330 Garfield Street                                                           companies of Deutsche Asset
Santa Fe, NM 87501                                                            Management
1/31/33                                                                       Trustee various investment companies
                                                                              Trustee since 1985 managed by Sun
                                                                              Capital Advisors.



                      This page intentionally left blank.

                              WEISS, PECK & GREET

                                  INVESTMENTS
                            MEMBER OF % ROBECO GROUP
                         INTERNATIONAL ASSEET MANAGERS



                     ONE NEW YORK PLAZA, NEW YORK, NY 10004


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.           William B. Ross
Lawrence J. Israel                 Robert A. Straniere
Graham E. Jones


OFFICERS
DANIEL S. VANDIVORT
  Chairman of the Board and Trustee - all funds
  President - WPG Funds Trust

WILLIAM KELLY
  Executive Vice President and Treasurer - all funds

JOSEPH J. REARDON
  Vice President and Secretary - all funds

STEVEN M. PIRES
  Assistant Vice President - all funds

JANET A. FIORENZA
  Vice President - WPG Tax Free Money Market Fund

S. BLAKE MILLER
  Vice President - WPG Intermediate Municipal Bond Fund

E.K. EASTON RAGSDALE
  Vice President - WPG Quantitative Equity Fund
  President - WPG Large Cap Growth Fund

PETER ALBANESE
  Vice President - WPG Quantitative Equity Fund
  Vice President - WPG Large Cap Growth Fund

RICHARD SHUSTER
  President - WPG Tudor Fund

GREGORY N. WEISS
  Vice President - WPG Tudor Fund

INVESTMENT ADVISER
WPG Investments
One New York Plaza
New York, NY 10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.

ITEM 2 - CODE OF ETHICS

         Not applicable.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      AUDIT FEES
                  Not applicable.

         (b)      AUDIT-RELATED FEES
                  None.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable.

ITEM 6 - [RESERVED]

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           In April 2004, the registrant's Board of Trustees adopted a new Nominating Committee Charter which, among other things, formalized the procedures by which the Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The procedures require that any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 to be considered by the Nominating Committee. The procedures require that any such recommendation contain certain minimum background information regarding the recommended nominee. In addition, any such submission must be submitted (i) by such date and contain such other information as may be specified in the Funds' By-laws and (ii) in the case of a meeting of shareholders, within a reasonable time before the Fund begins to print and mail its proxy statement. In evaluating a nominee recommended by a shareholder, the Nominating Committee may consider a variety of factors, including without limitation the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. Any recommendation should be submitted in writing to the Secretary of the Funds, c/o Robeco USA, L.L.C., One New York Plaza, New York, New York 10004.




ITEM 10 - CONTROLS AND PROCEDURES

         (a) DISCLOSURE CONTROLS AND PROCEDURES. The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

           (b) INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11 - EXHIBITS

         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WPG Funds Trust


By:     /S/ DANIEL S. VANDIVORT
        -----------------------
        Daniel S. Vandivort, Chairman (Principal Executive Officer)

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ DANIEL S. VANDIVORT
         -----------------------
         Daniel S. Vandivort, Chairman (Principal Executive Officer)

Date:



By:      /S/ WILLIAM KELLY
         ---------------------
         William Kelly, Executive Vice President and Treasurer
         (Principal Financial Officer)

Date:    September  , 2004